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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.5%
Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Automobiles 1.0%
Ford Motor Co.	3,353,062	35,575,988
Hotels, Restaurants & Leisure 1.9%
Las Vegas Sands Corp.	919,685	66,962,265
Household Durables 1.1%
Whirlpool Corp.	224,952	36,538,953
Multiline Retail 3.7%
Kohl’s Corp.	268,094	17,718,332
Nordstrom, Inc.	425,938	21,854,879
Target Corp.	1,179,014	88,909,446
Total		128,482,657
Total Consumer Discretionary		267,559,863
Consumer Staples 12.2%
Household Products 0.8%
Procter & Gamble Co. (The)	333,437	26,181,473
Tobacco 11.4%
Altria Group, Inc.	1,315,055	82,782,712
Imperial Brands PLC	2,426,074	87,104,121
Philip Morris International, Inc.	2,189,424	226,714,855
Total		396,601,688
Total Consumer Staples		422,783,161
Energy 14.2%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.	219,746	5,801,294
Oil, Gas & Consumable Fuels 14.0%
BP PLC, ADR	2,273,740	88,357,536
Chevron Corp.	1,070,379	119,796,818
ConocoPhillips	974,638	52,932,590
Enbridge, Inc.	271,558	8,640,975
ENI SpA	1,186,491	19,701,535
Occidental Petroleum Corp.	1,054,799	69,194,814
Royal Dutch Shell PLC, Class A	1,710,132	54,007,891
Total SA	991,460	56,393,035
Valero Energy Corp.	224,435	20,293,413
Total		489,318,607
Total Energy		495,119,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.8%
Banks 5.7%
Bank of America Corp.	1,634,754	52,475,604
Citigroup, Inc.	322,413	24,338,957
Enbridge Energy Management LLC(a)	1	14
JPMorgan Chase & Co.	637,918	73,679,529
SunTrust Banks, Inc.	174,691	12,200,420
Wells Fargo & Co.	617,196	36,050,418
Total		198,744,942
Capital Markets 1.8%
BlackRock, Inc.	35,959	19,756,953
Morgan Stanley	770,184	43,145,708
Total		62,902,661
Insurance 2.3%
Arthur J Gallagher & Co.	224,696	15,528,741
Prudential Financial, Inc.	615,311	65,419,865
Total		80,948,606
Total Financials		342,596,209
Health Care 6.7%
Biotechnology 1.8%
AbbVie, Inc.	532,591	61,690,015
Pharmaceuticals 4.9%
Johnson & Johnson	102,360	13,294,517
Merck & Co., Inc.	934,490	50,668,048
Pfizer, Inc.	2,942,140	106,829,103
Total		170,791,668
Total Health Care		232,481,683
Industrials 6.6%
Aerospace & Defense 1.0%
BAE Systems PLC	2,153,604	17,093,059
Lockheed Martin Corp.	55,528	19,570,288
Total		36,663,347
Airlines 0.4%
Alaska Air Group, Inc.	209,634	13,521,393
Industrial Conglomerates 1.9%
Siemens AG, Registered Shares	492,382	64,522,168

Columbia Dividend Opportunity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Ingersoll-Rand PLC	597,761	53,081,177
Road & Rail 1.8%
CSX Corp.	248,247	13,335,829
Union Pacific Corp.	384,525	50,084,381
Total		63,420,210
Total Industrials		231,208,295
Information Technology 15.6%
Communications Equipment 6.0%
Cisco Systems, Inc.	3,909,224	175,055,051
Nokia OYJ	5,640,428	32,878,852
Total		207,933,903
IT Services 1.0%
International Business Machines Corp.	221,644	34,538,784
Semiconductors & Semiconductor Equipment 5.5%
Intel Corp.	2,986,354	147,197,389
QUALCOMM, Inc.	666,683	43,334,395
Total		190,531,784
Software 3.1%
Microsoft Corp.	1,160,589	108,828,431
Total Information Technology		541,832,902
Materials 5.4%
Chemicals 3.3%
DowDuPont, Inc.	1,235,583	86,861,485
Nutrien Ltd.(a)	562,845	27,720,116
Total		114,581,601
Containers & Packaging 1.6%
Graphic Packaging Holding Co.	589,353	9,022,994
WestRock Co.	725,794	47,728,214
Total		56,751,208
Metals & Mining 0.5%
ThyssenKrupp AG	572,953	15,513,063
Total Materials		186,845,872
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 8.7%
Diversified Telecommunication Services 7.5%
AT&T, Inc.	4,275,226	155,190,704
BCE, Inc.	720,915	31,453,521
CenturyLink, Inc.	1,009,507	17,837,989
Orange SA	1,468,676	24,847,276
Verizon Communications, Inc.	661,668	31,588,030
Total		260,917,520
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	3,048,858	8,523,363
Vodafone Group PLC, ADR	1,196,146	33,862,893
Total		42,386,256
Total Telecommunication Services		303,303,776
Utilities 7.6%
Electric Utilities 5.1%
American Electric Power Co., Inc.	561,882	36,848,222
Duke Energy Corp.	330,400	24,892,336
Entergy Corp.	451,537	34,235,535
Exelon Corp.	846,958	31,371,324
PPL Corp.	582,284	16,682,437
Xcel Energy, Inc.	770,292	33,338,238
Total		177,368,092
Multi-Utilities 2.5%
Ameren Corp.	575,256	31,236,401
DTE Energy Co.	228,265	23,004,546
Veolia Environnement SA	1,363,020	33,105,192
Total		87,346,139
Total Utilities		264,714,231
Total Common Stocks (Cost $2,654,576,571)		3,288,445,893

Convertible Preferred Stocks 1.6%
Issuer		Shares	Value ($)
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Becton Dickinson and Co.	6.125%	477,557	27,937,085
Total Health Care			27,937,085

2	Columbia Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.123%	533,094	29,480,098
Total Utilities			29,480,098
Total Convertible Preferred Stocks (Cost $58,323,958)			57,417,183

Equity-Linked Notes 3.2%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(b)
(linked to common stock of Graphic Packaging Holding Co.)
05/04/2018	7.100%	2,350,315	35,995,151
Credit Suisse AG(b)
05/11/2018	12.900%	305,036	19,698,653
05/11/2018	14.350%	674,324	17,997,831
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG(b)
(linked to common stock of Delta Air Lines, Inc.)
05/02/2018	11.180%	699,768	37,840,267
Total Equity-Linked Notes (Cost $116,779,521)			111,531,902

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(c),(d)	27,286,983	27,284,255
Total Money Market Funds (Cost $27,284,255)		27,284,255
Total Investments (Cost: $2,856,964,305)		3,484,679,233
Other Assets & Liabilities, Net		(3,418,203)
Net Assets		3,481,261,030

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $111,531,902, which represents 3.20% of net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	33,594,214	1,080,606,209	(1,086,913,440)	27,286,983	3,594	(86)	343,125	27,284,255
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Dividend Opportunity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
¦
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	267,559,863	—	—	—	267,559,863
Consumer Staples	335,679,040	87,104,121	—	—	422,783,161
Energy	365,017,440	130,102,461	—	—	495,119,901
Financials	342,596,195	14	—	—	342,596,209
Health Care	232,481,683	—	—	—	232,481,683
Industrials	149,593,068	81,615,227	—	—	231,208,295
Information Technology	508,954,050	32,878,852	—	—	541,832,902
Materials	171,332,809	15,513,063	—	—	186,845,872
4	Columbia Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	269,933,137	33,370,639	—	—	303,303,776
Utilities	231,609,039	33,105,192	—	—	264,714,231
Total Common Stocks	2,874,756,324	413,689,569	—	—	3,288,445,893
Convertible Preferred Stocks
Health Care	27,937,085	—	—	—	27,937,085
Utilities	29,480,098	—	—	—	29,480,098
Total Convertible Preferred Stocks	57,417,183	—	—	—	57,417,183
Equity-Linked Notes	—	111,531,902	—	—	111,531,902
Money Market Funds	—	—	—	27,284,255	27,284,255
Total Investments	2,932,173,507	525,221,471	—	27,284,255	3,484,679,233
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Dividend Opportunity Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 93.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
Bombardier, Inc.(a)
12/01/2021	8.750%	4,392,000	4,823,132
01/15/2023	6.125%	2,200,000	2,204,946
12/01/2024	7.500%	4,430,000	4,607,266
TransDigm, Inc.
05/15/2025	6.500%	6,569,000	6,751,270
06/15/2026	6.375%	16,458,000	16,898,828
Total			35,285,442
Automotive 0.6%
Delphi Technologies PLC(a)
10/01/2025	5.000%	4,352,000	4,292,778
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	5,052,000	4,971,269
09/15/2026	4.750%	2,599,000	2,520,243
Total			11,784,290
Banking 0.6%
Ally Financial, Inc.
02/13/2022	4.125%	950,000	953,766
05/19/2022	4.625%	10,106,000	10,280,389
09/30/2024	5.125%	651,000	676,644
Total			11,910,799
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(a)
07/15/2025	6.875%	5,688,000	5,703,739
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	1,399,000	1,465,676
Total			7,169,415
Building Materials 1.8%
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	2,685,000	2,717,249
12/15/2023	5.750%	5,745,000	6,011,258
Beacon Escrow Corp.(a)
11/01/2025	4.875%	6,922,000	6,774,811
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	1,909,000	2,023,868
Core & Main LP(a)
08/15/2025	6.125%	2,180,000	2,168,021
Gibraltar Industries, Inc.
02/01/2021	6.250%	1,557,000	1,581,856
HD Supply, Inc.(a)
04/15/2024	5.750%	2,829,000	2,968,809
James Hardie International Finance DAC(a)
01/15/2025	4.750%	1,602,000	1,592,100
01/15/2028	5.000%	5,203,000	5,140,913
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Concrete, Inc.
06/01/2024	6.375%	2,929,000	3,110,369
Total			34,089,254
Cable and Satellite 10.0%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	3,297,000	3,354,084
05/15/2026	5.500%	8,861,000	8,794,445
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	5,483,000	5,664,389
05/01/2025	5.375%	8,876,000	8,927,259
02/15/2026	5.750%	3,324,000	3,367,867
05/01/2026	5.500%	3,194,000	3,197,504
05/01/2027	5.125%	3,350,000	3,222,988
05/01/2027	5.875%	1,954,000	1,984,645
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	3,196,000	3,231,632
12/15/2021	5.125%	3,721,000	3,703,165
12/15/2021	5.125%	2,020,000	2,019,570
CSC Holdings LLC(a)
01/15/2023	10.125%	2,507,000	2,807,840
10/15/2025	6.625%	5,193,000	5,460,652
10/15/2025	10.875%	13,379,000	15,770,362
04/15/2027	5.500%	1,856,000	1,831,092
02/01/2028	5.375%	5,993,000	5,843,864
DISH DBS Corp.
11/15/2024	5.875%	6,100,000	5,718,750
07/01/2026	7.750%	20,329,000	20,047,464
Radiate Holdco LLC/Finance, Inc.(a)
02/15/2023	6.875%	1,537,000	1,530,588
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	4,416,000	4,232,723
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	4,890,000	4,968,083
07/15/2026	5.375%	3,128,000	3,165,749
08/01/2027	5.000%	11,165,000	10,882,414
Unitymedia GmbH(a)
01/15/2025	6.125%	5,625,000	5,905,091
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	8,729,000	8,919,467
Virgin Media Finance PLC(a)
10/15/2024	6.000%	1,618,000	1,631,824
01/15/2025	5.750%	10,643,000	10,521,329
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,495,000	6,380,526
08/15/2026	5.500%	4,077,000	4,014,096
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	8,774,000	8,402,219

Columbia High Yield Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	10,835,000	10,390,256
Total			185,891,937
Chemicals 3.1%
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,624,783
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	5,681,000	5,735,657
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,667,986
Chemours Co. (The)
05/15/2023	6.625%	5,213,000	5,473,071
INEOS Group Holdings SA(a)
08/01/2024	5.625%	5,748,000	5,841,336
Koppers, Inc.(a)
02/15/2025	6.000%	3,756,000	3,904,749
Olin Corp.
02/01/2030	5.000%	3,158,000	3,063,074
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	2,322,000	2,379,179
12/01/2025	5.875%	6,620,000	6,591,713
PQ Corp.(a)
11/15/2022	6.750%	7,780,000	8,224,051
12/15/2025	5.750%	3,870,000	3,933,607
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,166,197
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	942,000	959,152
Total			57,564,555
Construction Machinery 1.5%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	3,991,000	3,877,113
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	1,910,000	1,950,310
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,087,274
United Rentals North America, Inc.
10/15/2025	4.625%	1,502,000	1,463,426
09/15/2026	5.875%	7,949,000	8,346,196
05/15/2027	5.500%	5,399,000	5,538,208
01/15/2028	4.875%	3,756,000	3,657,822
Total			27,920,349
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.4%
APX Group, Inc.
12/01/2020	8.750%	6,927,000	7,030,573
12/01/2022	7.875%	5,167,000	5,438,583
09/01/2023	7.625%	2,732,000	2,900,313
IHS Markit Ltd.(a)
02/15/2025	4.750%	3,265,000	3,338,730
Interval Acquisition Corp.
04/15/2023	5.625%	6,798,000	7,015,128
Total			25,723,327
Consumer Products 2.0%
Mattel, Inc.(a)
12/31/2025	6.750%	5,233,000	5,322,558
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,694,000	4,809,397
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,237,000	6,532,709
12/15/2026	5.250%	1,599,000	1,617,647
Spectrum Brands, Inc.
07/15/2025	5.750%	6,458,000	6,677,049
Springs Industries, Inc.
06/01/2021	6.250%	6,532,000	6,648,890
Valvoline, Inc.
07/15/2024	5.500%	686,000	705,620
08/15/2025	4.375%	4,212,000	4,114,446
Total			36,428,316
Diversified Manufacturing 0.8%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	5,323,000	5,423,887
SPX FLOW, Inc.(a)
08/15/2024	5.625%	1,294,000	1,322,388
08/15/2026	5.875%	1,983,000	2,033,814
TriMas Corp.(a)
10/15/2025	4.875%	1,924,000	1,890,642
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,333,984
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	2,565,000	2,826,527
Total			14,831,242
Electric 3.9%
AES Corp.
05/15/2026	6.000%	4,759,000	5,008,172
09/01/2027	5.125%	1,885,000	1,914,014

2	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.
02/01/2024	5.500%	3,320,000	3,115,139
01/15/2025	5.750%	2,091,000	1,960,570
Calpine Corp.(a)
06/01/2026	5.250%	1,370,000	1,332,325
Dynegy, Inc.
11/01/2024	7.625%	4,350,000	4,688,082
Dynegy, Inc.(a)
01/30/2026	8.125%	7,138,000	7,830,572
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	6,708,000	6,413,177
NRG Energy, Inc.
05/01/2024	6.250%	1,084,000	1,124,650
05/15/2026	7.250%	1,005,000	1,072,621
01/15/2027	6.625%	5,409,000	5,582,878
NRG Energy, Inc.(a)
01/15/2028	5.750%	2,623,000	2,584,788
NRG Yield Operating LLC
08/15/2024	5.375%	11,163,000	11,267,441
09/15/2026	5.000%	2,836,000	2,786,690
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	8,828,000	9,117,973
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	7,685,000	7,436,982
Total			73,236,074
Finance Companies 2.0%
iStar, Inc.
04/01/2022	6.000%	5,934,000	5,977,443
Navient Corp.
03/25/2020	8.000%	681,000	728,885
07/26/2021	6.625%	3,372,000	3,516,210
01/25/2022	7.250%	2,868,000	3,079,564
06/15/2022	6.500%	3,348,000	3,488,455
01/25/2023	5.500%	2,877,000	2,853,811
10/25/2024	5.875%	3,168,000	3,140,473
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	3,958,000	4,038,312
Quicken Loans, Inc.(a)
05/01/2025	5.750%	7,955,000	8,020,024
Springleaf Finance Corp.
03/15/2023	5.625%	2,868,000	2,843,700
Total			37,686,877
Food and Beverage 3.3%
B&G Foods, Inc.
04/01/2025	5.250%	9,591,000	9,236,133
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	8,242,000	8,591,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	6,913,000	6,508,499
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,065,696
11/01/2026	4.875%	5,921,000	5,921,491
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	2,863,000	2,989,204
Post Holdings, Inc.(a)
03/01/2025	5.500%	2,369,000	2,382,686
08/15/2026	5.000%	5,309,000	5,053,786
03/01/2027	5.750%	17,390,000	17,248,880
01/15/2028	5.625%	1,908,000	1,860,033
Total			61,857,663
Gaming 5.2%
Boyd Gaming Corp.
05/15/2023	6.875%	5,088,000	5,372,709
04/01/2026	6.375%	1,773,000	1,867,256
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,678,000	2,625,340
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,035,000	5,184,247
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	9,145,000	9,450,544
International Game Technology PLC(a)
02/15/2022	6.250%	5,709,000	6,033,368
02/15/2025	6.500%	7,349,000	7,905,599
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,201,192
09/01/2026	4.500%	2,156,000	2,063,396
01/15/2028	4.500%	4,716,000	4,453,677
MGM Resorts International
03/15/2023	6.000%	4,095,000	4,348,030
09/01/2026	4.625%	4,763,000	4,663,115
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	5,209,000	5,171,115
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	1,976,000	1,872,797
Scientific Games International, Inc.(a)
01/01/2022	7.000%	4,163,000	4,381,558
10/15/2025	5.000%	8,436,000	8,340,791
Scientific Games International, Inc.
12/01/2022	10.000%	9,540,000	10,347,074
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	1,340,000	1,353,400
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	11,735,119	3,168,482

Columbia High Yield Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,850,000	1,875,375
05/15/2027	5.250%	3,109,000	3,057,422
Total			95,736,487
Health Care 6.5%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	1,334,000	1,349,684
02/15/2023	5.625%	1,718,000	1,762,582
03/01/2024	6.500%	4,887,000	5,081,346
Amsurg Corp.
07/15/2022	5.625%	1,507,000	1,538,150
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	6,397,000	6,403,698
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	2,653,000	1,731,082
03/31/2023	6.250%	10,538,000	9,553,456
DaVita, Inc.
07/15/2024	5.125%	4,723,000	4,683,355
05/01/2025	5.000%	4,850,000	4,754,596
Envision Healthcare Corp.(a)
12/01/2024	6.250%	2,152,000	2,255,158
HCA, Inc.
02/15/2022	7.500%	7,598,000	8,433,780
02/01/2025	5.375%	4,538,000	4,615,473
04/15/2025	5.250%	6,176,000	6,346,717
06/15/2026	5.250%	6,707,000	6,874,722
02/15/2027	4.500%	5,819,000	5,672,192
Hologic, Inc.(a)
10/15/2025	4.375%	5,368,000	5,240,510
02/01/2028	4.625%	1,613,000	1,562,540
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	9,307,000	9,787,716
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	3,246,000	3,312,449
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	4,158,000	4,248,241
10/15/2026	5.000%	668,000	669,348
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	4,921,000	5,031,068
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,055,381
Tenet Healthcare Corp.
06/15/2023	6.750%	1,881,000	1,880,795
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	6,373,000	6,118,080
05/01/2025	5.125%	4,007,000	3,888,505
08/01/2025	7.000%	5,680,000	5,665,652
Total			121,516,276
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
Centene Corp.
05/15/2022	4.750%	2,365,000	2,407,454
02/15/2024	6.125%	2,588,000	2,718,125
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	1,226,000	1,181,853
WellCare Health Plans, Inc.
04/01/2025	5.250%	6,941,000	7,034,169
Total			13,341,601
Home Construction 1.3%
Lennar Corp.(a)
11/15/2024	5.875%	5,630,000	5,965,627
06/01/2026	5.250%	870,000	887,732
06/15/2027	5.000%	1,578,000	1,576,468
11/29/2027	4.750%	3,246,000	3,150,045
Meritage Homes Corp.
04/01/2022	7.000%	3,328,000	3,693,225
06/01/2025	6.000%	1,948,000	2,049,678
06/06/2027	5.125%	2,051,000	2,020,610
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,396,384
03/01/2024	5.625%	2,745,000	2,797,097
Total			24,536,866
Independent Energy 7.7%
Callon Petroleum Co.
10/01/2024	6.125%	4,092,000	4,168,970
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,912,000	6,929,121
Centennial Resource Production LLC(a)
01/15/2026	5.375%	2,003,000	1,997,404
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	6,420,000	6,309,704
Diamondback Energy, Inc.
11/01/2024	4.750%	1,501,000	1,483,482
05/31/2025	5.375%	12,860,000	12,994,387
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	949,000	951,181
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	882,000	877,552
01/30/2028	5.750%	3,890,000	3,889,385
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	3,322,000	3,518,536
02/01/2026	5.625%	2,726,000	2,680,170
Halcon Resources Corp.(a)
02/15/2025	6.750%	4,551,000	4,552,793

4	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halcon Resources Corp.
02/15/2025	6.750%	3,598,000	3,619,991
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	3,292,000	3,223,852
Laredo Petroleum, Inc.
01/15/2022	5.625%	1,916,000	1,902,914
03/15/2023	6.250%	11,925,000	12,046,194
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	3,073,000	3,190,472
01/15/2025	5.375%	3,378,000	3,361,110
08/15/2025	5.250%	6,493,000	6,415,246
10/15/2027	5.625%	5,703,000	5,666,632
PDC Energy, Inc.
09/15/2024	6.125%	6,621,000	6,789,882
Range Resources Corp.
03/15/2023	5.000%	3,270,000	3,193,976
RSP Permian, Inc.
01/15/2025	5.250%	9,507,000	9,596,575
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,486,061
09/15/2026	6.750%	9,899,000	9,925,985
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	2,976,000	3,040,689
WPX Energy, Inc.
01/15/2022	6.000%	14,959,000	15,564,406
09/15/2024	5.250%	4,352,000	4,351,338
Total			143,728,008
Leisure 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	4,523,000	4,574,363
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,002,000	2,981,830
Total			7,556,193
Lodging 0.0%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	429,000	463,552
Media and Entertainment 2.3%
Match Group, Inc.
06/01/2024	6.375%	5,138,000	5,555,786
Netflix, Inc.
02/15/2025	5.875%	3,575,000	3,779,004
11/15/2026	4.375%	9,588,000	9,247,827
Netflix, Inc.(a)
04/15/2028	4.875%	13,213,000	12,979,196
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	7,398,000	7,509,184
Univision Communications, Inc.(a)
02/15/2025	5.125%	3,123,000	2,885,312
Total			41,956,309
Metals and Mining 4.8%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,114,000	2,268,407
09/30/2026	7.000%	1,675,000	1,809,285
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	4,341,000	4,590,386
Constellium NV(a)
05/15/2024	5.750%	7,096,000	7,165,349
03/01/2025	6.625%	3,870,000	4,000,794
02/15/2026	5.875%	2,164,000	2,186,157
Freeport-McMoRan, Inc.
11/14/2024	4.550%	12,308,000	12,054,751
03/15/2043	5.450%	12,650,000	12,203,556
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	3,139,000	3,294,839
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	1,319,000	1,412,687
01/15/2025	7.625%	5,151,000	5,603,752
Novelis Corp.(a)
08/15/2024	6.250%	3,844,000	3,954,012
09/30/2026	5.875%	9,483,000	9,560,068
Teck Resources Ltd.
07/15/2041	6.250%	17,198,000	18,960,916
Total			89,064,959
Midstream 5.9%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	2,648,000	2,847,667
01/15/2025	5.250%	639,000	655,702
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	4,656,000	4,709,460
Delek Logistics Partners LP(a)
05/15/2025	6.750%	4,005,000	4,040,484
Energy Transfer Equity LP
03/15/2023	4.250%	3,911,000	3,837,524
06/01/2027	5.500%	18,461,000	19,069,308
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	4,921,000	5,081,917
NGPL PipeCo LLC(a)
08/15/2022	4.375%	1,817,000	1,825,709
08/15/2027	4.875%	4,947,000	4,994,877
12/15/2037	7.768%	1,754,000	2,156,855

Columbia High Yield Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
04/28/2027	5.625%	5,741,000	5,703,460
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,698,000	3,691,950
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	1,880,000	1,865,654
02/15/2026	5.500%	3,266,000	3,266,163
03/15/2028	5.875%	1,960,000	1,961,137
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	1,809,000	1,863,928
01/15/2028	5.500%	4,728,000	4,744,151
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	3,192,000	3,112,411
02/01/2027	5.375%	10,335,000	10,378,986
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	10,577,000	10,272,425
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,003,000	4,047,237
Williams Companies, Inc. (The)
01/15/2023	3.700%	5,164,000	5,005,734
06/24/2024	4.550%	4,588,000	4,622,942
Total			109,755,681
Oil Field Services 1.2%
Ensco PLC
02/01/2026	7.750%	2,588,000	2,433,325
Nabors Industries, Inc.(a)
02/01/2025	5.750%	9,685,000	9,244,187
Rowan Companies, Inc.
01/15/2024	4.750%	2,848,000	2,492,718
SESI LLC(a)
09/15/2024	7.750%	1,978,000	2,063,406
Transocean, Inc.(a)
01/15/2026	7.500%	1,846,000	1,860,386
Weatherford International LLC(a)
03/01/2025	9.875%	532,000	526,018
Weatherford International Ltd.
06/15/2021	7.750%	3,681,000	3,665,805
06/15/2023	8.250%	122,000	118,316
Total			22,404,161
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	4,750,000	4,820,367
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	5,955,000	6,004,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	2,561,000	2,580,448
Packaging 3.5%
ARD Finance SA PIK
09/15/2023	7.125%	2,992,000	3,111,653
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	8,624,000	9,237,779
02/15/2025	6.000%	10,823,000	11,103,413
Berry Global, Inc.
07/15/2023	5.125%	7,100,000	7,261,589
Multi-Color Corp.(a)
11/01/2025	4.875%	6,772,000	6,504,763
Novolex (a)
01/15/2025	6.875%	1,763,000	1,778,825
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,702,000	2,810,220
01/15/2025	5.375%	455,000	464,100
08/15/2025	6.375%	5,801,000	6,236,075
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	6,623,851	6,711,929
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	9,060,000	9,527,288
Total			64,747,634
Pharmaceuticals 2.3%
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	3,073,000	3,045,875
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	7,606,000	7,666,528
Valeant Pharmaceuticals International, Inc.(a)
07/15/2021	7.500%	1,449,000	1,456,116
05/15/2023	5.875%	11,003,000	9,770,257
03/15/2024	7.000%	7,099,000	7,492,121
04/15/2025	6.125%	8,068,000	7,095,766
11/01/2025	5.500%	3,338,000	3,305,782
12/15/2025	9.000%	2,881,000	2,897,419
Total			42,729,864
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	757,000	790,916
Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/2019	8.125%	1,245,000	1,245,274
HUB International Ltd.(a)
10/01/2021	7.875%	16,548,000	17,123,390
Total			19,159,580

6	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	5,657,000	5,434,023
10/15/2025	5.000%	11,248,000	10,977,868
IRB Holding Corp.(a)
02/15/2026	6.750%	2,009,000	2,010,754
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	3,008,000	2,945,497
Total			21,368,142
Retailers 1.0%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	4,449,000	4,607,909
L Brands, Inc.
02/01/2028	5.250%	1,531,000	1,473,597
11/01/2035	6.875%	5,840,000	5,810,999
Lithia Motors, Inc.(a)
08/01/2025	5.250%	938,000	954,877
Penske Automotive Group, Inc.
12/01/2024	5.375%	2,719,000	2,729,362
05/15/2026	5.500%	2,151,000	2,149,329
Total			17,726,073
Technology 6.3%
Ascend Learning LLC(a)
08/01/2025	6.875%	1,642,000	1,694,996
Camelot Finance SA(a)
10/15/2024	7.875%	3,428,000	3,620,211
CDK Global, Inc.(a)
06/01/2027	4.875%	2,004,000	1,993,523
Equinix, Inc.
01/15/2026	5.875%	6,872,000	7,199,121
05/15/2027	5.375%	14,190,000	14,473,970
First Data Corp.(a)
08/15/2023	5.375%	10,503,000	10,708,817
12/01/2023	7.000%	7,994,000	8,391,670
01/15/2024	5.000%	4,758,000	4,795,093
01/15/2024	5.750%	5,180,000	5,278,689
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,219,460
Informatica LLC(a)
07/15/2023	7.125%	3,138,000	3,206,870
Iron Mountain, Inc.(a)
03/15/2028	5.250%	9,803,000	9,340,759
Microsemi Corp.(a)
04/15/2023	9.125%	2,018,000	2,238,156
MSCI, Inc.(a)
08/15/2025	5.750%	4,888,000	5,139,277
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	5,540,000	5,385,484
Symantec Corp.(a)
04/15/2025	5.000%	7,819,000	7,935,018
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	5,505,000	5,544,636
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	2,270,000	2,200,938
VeriSign, Inc.
05/01/2023	4.625%	3,743,000	3,780,984
04/01/2025	5.250%	1,784,000	1,833,010
07/15/2027	4.750%	4,454,000	4,361,237
Total			116,341,919
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	6,975,000	6,731,482
Hertz Corp. (The)(a)
06/01/2022	7.625%	6,472,000	6,648,627
Total			13,380,109
Wireless 5.5%
SBA Communications Corp.
09/01/2024	4.875%	19,976,000	19,710,839
SFR Group SA(a)
05/01/2026	7.375%	21,750,000	20,954,080
Sprint Corp.
06/15/2024	7.125%	4,487,000	4,453,280
02/15/2025	7.625%	18,593,000	18,576,229
03/01/2026	7.625%	4,216,000	4,200,907
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	5,074,000	5,356,155
01/15/2026	6.500%	14,772,000	15,845,260
02/01/2026	4.500%	2,703,000	2,648,553
02/01/2028	4.750%	3,381,000	3,293,510
Wind Tre SpA(a)
01/20/2026	5.000%	7,172,000	6,199,118
Total			101,237,931
Wirelines 2.1%
CenturyLink, Inc.
04/01/2024	7.500%	8,281,000	8,361,897
04/01/2025	5.625%	2,598,000	2,355,960
Frontier Communications Corp.
04/15/2024	7.625%	1,098,000	695,106
01/15/2025	6.875%	9,741,000	5,939,867
Telecom Italia Capital SA
09/30/2034	6.000%	6,524,000	6,865,257

Columbia High Yield Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia SpA(a)
05/30/2024	5.303%	4,859,000	5,035,620
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	8,977,000	9,368,909
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	428,000	430,571
Total			39,053,187
Total Corporate Bonds & Notes (Cost $1,739,266,759)			1,740,589,081

Senior Loans 1.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Serta Simmons Bedding LLC(b),(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 05/19/2023	9.579%	6,720,250	6,098,626
Independent Energy 0.3%
Chesapeake Energy Corp.(c),(d)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 04/29/2024	9.444%	5,035,262	5,361,295
Media and Entertainment 0.0%
UFC Holdings LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 04/18/2024	9.148%	440,000	447,700
Restaurants 0.1%
IRB Holding Corp.(c),(d)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 10/10/2024	4.829%	1,097,915	1,108,115
Technology 0.9%
Applied Systems, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/18/2024	4.943%	1,801,485	1,810,493
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ascend Learning LLC(c),(d)
Term Loan
3-month USD LIBOR + 3.250% 07/24/2024	4.648%	782,040	784,644
DigiCert, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 10/31/2024	6.522%	4,137,000	4,180,976
Genesys Telecommunications Laboratories, Inc.(c),(d)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.443%	1,754,762	1,760,606
Hyland Software, Inc.(c),(d)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/04/2023	4.898%	1,002,534	1,009,221
Information Resources, Inc.(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/26/2023	10.194%	5,266,000	5,279,165
Misys Ltd.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/07/2023	5.484%	2,543,404	2,541,547
Total			17,366,652
Total Senior Loans (Cost $30,481,547)			30,382,388

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(e),(f)	66,050,233	66,043,628
Total Money Market Funds (Cost $66,047,006)		66,043,628
Total Investments (Cost: $1,835,795,312)		1,837,015,097
Other Assets & Liabilities, Net		22,848,516
Net Assets		1,859,863,613

At February 28, 2018, securities and/or cash totaling $905,350 were pledged as collateral.
8	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,026)	06/2018	USD	(123,693,308)	111,216	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $964,301,505, which represents 51.85% of net assets.
(b)	Represents a security purchased on a forward commitment basis.
(c)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(d)	Variable rate security.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	86,522,757	436,527,573	(457,000,097)	66,050,233	(1,589)	(3,378)	751,619	66,043,628
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia High Yield Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,740,589,081	—	—	1,740,589,081
Senior Loans	—	30,382,388	—	—	30,382,388
Money Market Funds	—	—	—	66,043,628	66,043,628
Total Investments	—	1,770,971,469	—	66,043,628	1,837,015,097
Derivatives
Asset
Futures Contracts	111,216	—	—	—	111,216
Total	111,216	1,770,971,469	—	66,043,628	1,837,126,313
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 5.2%
Automobiles 0.9%
General Motors Co.	532,253	20,944,155
Household Durables 1.4%
Toll Brothers, Inc.	733,719	32,158,904
Media 2.0%
Comcast Corp., Class A	830,231	30,062,664
DISH Network Corp., Class A(a)	396,945	16,548,637
Total		46,611,301
Specialty Retail 0.9%
Home Depot, Inc. (The)	117,054	21,335,433
Total Consumer Discretionary		121,049,793
Consumer Staples 8.7%
Beverages 1.1%
PepsiCo, Inc.	237,854	26,099,720
Food & Staples Retailing 1.3%
SYSCO Corp.	497,982	29,704,626
Food Products 3.0%
Mondelez International, Inc., Class A	766,189	33,635,697
Tyson Foods, Inc., Class A	484,139	36,010,259
Total		69,645,956
Tobacco 3.3%
Altria Group, Inc.	314,814	19,817,541
Philip Morris International, Inc.	544,185	56,350,357
Total		76,167,898
Total Consumer Staples		201,618,200
Energy 10.8%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	1,182,165	21,361,722
Oil, Gas & Consumable Fuels 9.9%
BP PLC, ADR	607,914	23,623,538
Cimarex Energy Co.	231,621	22,256,462
ConocoPhillips	716,875	38,933,481
EOG Resources, Inc.	262,171	26,589,383
Exxon Mobil Corp.	962,128	72,871,575
Common Stocks (continued)
Issuer	Shares	Value ($)
Hess Corp.	302,684	13,747,907
Valero Energy Corp.	348,667	31,526,470
Total		229,548,816
Total Energy		250,910,538
Financials 29.5%
Banks 15.6%
Citigroup, Inc.	885,859	66,873,496
Fifth Third Bancorp	819,895	27,097,530
JPMorgan Chase & Co.	945,535	109,209,293
PNC Financial Services Group, Inc. (The)	274,414	43,264,111
SunTrust Banks, Inc.	504,639	35,243,988
Wells Fargo & Co.	1,381,286	80,680,915
Total		362,369,333
Capital Markets 4.2%
Intercontinental Exchange, Inc.	381,957	27,913,418
Invesco Ltd.	819,702	26,673,103
Morgan Stanley	759,326	42,537,442
Total		97,123,963
Consumer Finance 1.5%
Capital One Financial Corp.	360,668	35,320,217
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B(a)	452,482	93,754,270
Insurance 4.2%
American International Group, Inc.	552,896	31,703,057
Chubb Ltd.	228,214	32,388,131
Prudential Financial, Inc.	302,707	32,183,808
Total		96,274,996
Total Financials		684,842,779
Health Care 11.8%
Biotechnology 2.2%
AbbVie, Inc.	138,844	16,082,301
Gilead Sciences, Inc.	432,017	34,012,698
Total		50,094,999
Health Care Equipment & Supplies 2.0%
Medtronic PLC	584,239	46,674,854
Health Care Providers & Services 1.3%
Humana, Inc.	106,525	28,955,625

Columbia Large Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.3%
Jazz Pharmaceuticals PLC(a)	100,328	14,527,494
Johnson & Johnson	655,608	85,150,367
Merck & Co., Inc.	868,943	47,114,090
Total		146,791,951
Total Health Care		272,517,429
Industrials 7.1%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	76,399	26,742,706
Airlines 1.1%
Alaska Air Group, Inc.	413,866	26,694,357
Industrial Conglomerates 1.3%
Carlisle Companies, Inc.	284,370	29,264,517
Machinery 2.3%
Cummins, Inc.	164,438	27,653,538
Ingersoll-Rand PLC	292,810	26,001,528
Total		53,655,066
Road & Rail 1.3%
Norfolk Southern Corp.	211,774	29,453,528
Total Industrials		165,810,174
Information Technology 10.9%
Communications Equipment 2.6%
Cisco Systems, Inc.	1,338,376	59,932,477
IT Services 1.6%
First Data Corp., Class A(a)	1,178,359	18,405,968
MasterCard, Inc., Class A	105,202	18,490,303
Total		36,896,271
Semiconductors & Semiconductor Equipment 2.9%
Lam Research Corp.	124,098	23,809,442
ON Semiconductor Corp.(a)	766,306	18,330,040
QUALCOMM, Inc.	389,168	25,295,920
Total		67,435,402
Software 1.8%
Microsoft Corp.	205,650	19,283,801
Nuance Communications, Inc.(a)	1,371,450	22,025,487
Total		41,309,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	102,311	18,223,635
Western Digital Corp.	337,451	29,371,735
Total		47,595,370
Total Information Technology		253,168,808
Materials 3.5%
Chemicals 1.5%
Eastman Chemical Co.	333,076	33,667,322
Containers & Packaging 0.9%
International Paper Co.	365,767	21,796,056
Metals & Mining 1.1%
Freeport-McMoRan, Inc.(a)	1,336,580	24,860,388
Total Materials		80,323,766
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
Alexandria Real Estate Equities, Inc.	243,178	29,499,923
American Homes 4 Rent, Class A	1,351,440	25,934,134
American Tower Corp.	199,037	27,731,825
Total		83,165,882
Total Real Estate		83,165,882
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	826,493	30,001,696
Total Telecommunication Services		30,001,696
Utilities 4.9%
Electric Utilities 2.6%
American Electric Power Co., Inc.	481,821	31,597,821
Xcel Energy, Inc.	665,615	28,807,817
Total		60,405,638
Multi-Utilities 2.3%
Ameren Corp.	484,954	26,333,002
NiSource, Inc.	1,196,820	27,682,447
Total		54,015,449
Total Utilities		114,421,087
Total Common Stocks (Cost $1,690,979,345)		2,257,830,152

2	Columbia Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), February 28, 2018 (Unaudited)
Convertible Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	9,791,024
Total Convertible Bonds (Cost $9,732,000)			9,791,024

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	34,372,191	34,368,754
Total Money Market Funds (Cost $34,369,069)		34,368,754
Total Investments (Cost: $1,735,080,414)		2,301,989,930
Other Assets & Liabilities, Net		17,680,085
Net Assets		2,319,670,015
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	30,791,288	266,208,140	(262,627,237)	34,372,191	(3,167)	(1,170)	408,903	34,368,754
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Large Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	121,049,793	—	—	—	121,049,793
Consumer Staples	201,618,200	—	—	—	201,618,200
Energy	250,910,538	—	—	—	250,910,538
Financials	684,842,779	—	—	—	684,842,779
Health Care	272,517,429	—	—	—	272,517,429
Industrials	165,810,174	—	—	—	165,810,174
Information Technology	253,168,808	—	—	—	253,168,808
Materials	80,323,766	—	—	—	80,323,766
Real Estate	83,165,882	—	—	—	83,165,882
Telecommunication Services	30,001,696	—	—	—	30,001,696
Utilities	114,421,087	—	—	—	114,421,087
Total Common Stocks	2,257,830,152	—	—	—	2,257,830,152
Convertible Bonds	—	9,791,024	—	—	9,791,024
Money Market Funds	—	—	—	34,368,754	34,368,754
Total Investments	2,257,830,152	9,791,024	—	34,368,754	2,301,989,930
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
4	Columbia Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), February 28, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Large Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Small/Mid Cap Value Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Auto Components 1.3%
Cooper-Standard Holding, Inc.(a)	50,000	6,092,000
Motorcar Parts of America, Inc.(a)	212,399	4,328,692
Total		10,420,692
Diversified Consumer Services 1.0%
Grand Canyon Education, Inc.(a)	85,600	8,401,640
Hotels, Restaurants & Leisure 0.8%
Red Robin Gourmet Burgers, Inc.(a)	117,000	6,277,050
Household Durables 1.9%
D.R. Horton, Inc.	160,000	6,704,000
William Lyon Homes, Inc., Class A(a)	329,365	8,326,347
Total		15,030,347
Media 0.9%
Nexstar Media Group, Inc., Class A	103,000	7,359,350
Specialty Retail 4.6%
Aaron’s, Inc.	133,000	6,145,930
American Eagle Outfitters, Inc.	400,000	7,708,000
Children’s Place, Inc. (The)	71,000	10,103,300
Foot Locker, Inc.	133,000	6,106,030
Genesco, Inc.(a)	190,000	7,467,000
Total		37,530,260
Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc., Class A(a)	165,000	6,751,800
Total Consumer Discretionary		91,771,139
Consumer Staples 2.1%
Food & Staples Retailing 0.5%
United Natural Foods, Inc.(a)	102,000	4,352,340
Food Products 1.6%
Hain Celestial Group, Inc. (The)(a)	150,000	5,217,000
Post Holdings, Inc.(a)	102,000	7,729,560
Total		12,946,560
Total Consumer Staples		17,298,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.3%
Energy Equipment & Services 3.2%
FTS International, Inc.(a)	189,822	3,857,183
Helmerich & Payne, Inc.	97,000	6,261,350
Patterson-UTI Energy, Inc.	320,000	5,782,400
TechnipFMC PLC	214,000	6,167,480
Transocean Ltd.(a)	370,000	3,370,700
Total		25,439,113
Oil, Gas & Consumable Fuels 5.1%
Arch Coal, Inc.	97,000	9,283,870
Callon Petroleum Co.(a)	540,000	5,707,800
Cimarex Energy Co.	47,000	4,516,230
PBF Energy, Inc., Class A	135,000	3,956,850
SRC Energy, Inc.(a)	900,000	7,983,000
WPX Energy, Inc.(a)	715,000	10,102,950
Total		41,550,700
Total Energy		66,989,813
Financials 27.7%
Banks 11.5%
Bank of the Ozarks	150,000	7,483,500
East West Bancorp, Inc.	196,000	12,847,800
Hancock Holding Co.	191,000	9,874,700
Hope Bancorp, Inc.	250,000	4,515,000
Huntington Bancshares, Inc.	695,000	10,911,500
Popular, Inc.	230,000	9,662,300
Prosperity Bancshares, Inc.	150,000	11,250,000
TCF Financial Corp.	300,000	6,690,000
Western Alliance Bancorp(a)	95,000	5,553,700
Zions Bancorporation	266,000	14,622,020
Total		93,410,520
Capital Markets 5.1%
E*TRADE Financial Corp.(a)	290,000	15,146,700
Evercore, Inc., Class A	36,000	3,349,800
Houlihan Lokey, Inc.	171,000	7,937,820
Moelis & Co., ADR, Class A	164,273	8,336,854
Stifel Financial Corp.	109,000	6,961,830
Total		41,733,004

Columbia Small/Mid Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.7%
Encore Capital Group, Inc.(a)	133,000	5,692,400
SLM Corp.(a)	745,000	8,127,950
Total		13,820,350
Insurance 4.7%
American Equity Investment Life Holding Co.	223,000	6,826,030
Athene Holding Ltd., Class A(a)	150,000	7,081,500
CNO Financial Group, Inc.	347,200	7,825,888
Everest Re Group Ltd.	38,000	9,129,120
MBIA, Inc.(a)	880,000	7,031,200
Total		37,893,738
Mortgage Real Estate Investment Trusts (REITS) 1.1%
New Residential Investment Corp.	315,000	5,080,950
Starwood Property Trust, Inc.	180,000	3,645,000
Total		8,725,950
Thrifts & Mortgage Finance 3.6%
BofI Holding, Inc.(a)	275,000	10,227,250
Flagstar Bancorp, Inc.(a)	300,000	10,578,000
MGIC Investment Corp.(a)	635,000	8,756,650
Total		29,561,900
Total Financials		225,145,462
Health Care 6.2%
Biotechnology 0.9%
bluebird bio, Inc.(a)	22,000	4,422,000
Immunomedics, Inc.(a)	153,400	2,593,994
Total		7,015,994
Health Care Equipment & Supplies 1.9%
Merit Medical Systems, Inc.(a)	145,000	6,597,500
Teleflex, Inc.	35,000	8,744,050
Total		15,341,550
Health Care Providers & Services 1.6%
Almost Family, Inc.(a)	145,000	8,547,750
Molina Healthcare, Inc.(a)	59,000	4,265,700
Total		12,813,450
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.8%
Horizon Pharma PLC(a)	490,000	7,144,200
Impax Laboratories, Inc.(a)	385,000	7,854,000
Total		14,998,200
Total Health Care		50,169,194
Industrials 13.6%
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	45,000	6,074,100
Air Freight & Logistics 1.2%
XPO Logistics, Inc.(a)	100,000	9,843,000
Airlines 1.5%
Hawaiian Holdings, Inc.	100,000	3,600,000
Skywest, Inc.	152,000	8,329,600
Total		11,929,600
Building Products 0.9%
Armstrong World Industries, Inc.(a)	120,000	7,236,000
Commercial Services & Supplies 1.6%
ABM Industries, Inc.	108,000	3,797,280
Deluxe Corp.	123,000	8,733,000
Total		12,530,280
Construction & Engineering 2.1%
Granite Construction, Inc.	144,000	8,366,400
MasTec, Inc.(a)	170,000	8,661,500
Total		17,027,900
Machinery 3.6%
Barnes Group, Inc.	138,000	8,322,780
Kennametal, Inc.	182,000	7,498,400
Navistar International Corp.(a)	140,000	5,224,800
Oshkosh Corp.	108,000	8,524,440
Total		29,570,420
Road & Rail 1.4%
Hertz Global Holdings, Inc.(a)	305,000	5,547,950
Knight-Swift Transportation Holdings, Inc.	127,000	6,116,320
Total		11,664,270
Trading Companies & Distributors 0.5%
Triton International Ltd.	152,000	4,335,040
Total Industrials		110,210,610

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.9%
Communications Equipment 0.9%
Extreme Networks, Inc.(a)	205,000	2,339,050
Oclaro, Inc.(a)	732,500	5,252,025
Total		7,591,075
Electronic Equipment, Instruments & Components 1.0%
II-VI, Inc.(a)	95,000	3,657,500
TTM Technologies, Inc.(a)	286,000	4,621,760
Total		8,279,260
IT Services 2.1%
Booz Allen Hamilton Holdings Corp.	237,000	8,989,410
Pagseguro Digital Ltd., Class A(a)	250,000	8,060,000
Total		17,049,410
Semiconductors & Semiconductor Equipment 5.0%
Cypress Semiconductor Corp.	580,000	10,132,600
Ichor Holdings Ltd.(a)	125,000	3,230,000
Kulicke & Soffa Industries, Inc.(a)	235,000	5,475,500
Marvell Technology Group Ltd.	535,000	12,567,150
ON Semiconductor Corp.(a)	375,000	8,970,000
Total		40,375,250
Software 1.5%
Ebix, Inc.	67,000	5,624,650
Take-Two Interactive Software, Inc.(a)	59,000	6,600,330
Total		12,224,980
Technology Hardware, Storage & Peripherals 0.4%
Electronics for Imaging, Inc.(a)	116,000	3,177,240
Total Information Technology		88,697,215
Materials 5.3%
Chemicals 2.8%
Huntsman Corp.	205,000	6,615,350
Olin Corp.	235,000	7,637,500
Orion Engineered Carbons SA	315,485	8,691,612
Total		22,944,462
Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	225,000	5,829,750
United States Steel Corp.	230,000	10,007,300
Total		15,837,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.5%
KapStone Paper and Packaging Corp.	120,000	4,186,800
Total Materials		42,968,312
Real Estate 8.0%
Equity Real Estate Investment Trusts (REITS) 8.0%
Alexandria Real Estate Equities, Inc.	87,000	10,553,970
American Assets Trust, Inc.	97,267	3,085,309
Chesapeake Lodging Trust	195,000	5,042,700
First Industrial Realty Trust, Inc.	320,000	8,969,600
Highwoods Properties, Inc.	90,000	3,870,900
Hospitality Properties Trust	245,000	6,232,800
Hudson Pacific Properties, Inc.	158,000	4,988,060
Mack-Cali Realty Corp.	155,000	2,617,950
Mid-America Apartment Communities, Inc.	52,000	4,462,640
PS Business Parks, Inc.	62,000	6,873,320
Sun Communities, Inc.	89,000	7,792,840
Total		64,490,089
Total Real Estate		64,490,089
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
Vonage Holdings Corp.(a)	490,000	4,973,500
Total Telecommunication Services		4,973,500
Utilities 4.5%
Electric Utilities 1.9%
Alliant Energy Corp.	150,000	5,797,500
Pinnacle West Capital Corp.	124,000	9,543,040
Total		15,340,540
Gas Utilities 1.9%
New Jersey Resources Corp.	225,000	8,572,500
South Jersey Industries, Inc.	140,000	3,669,400
Southwest Gas Holdings, Inc.	56,000	3,689,280
Total		15,931,180
Multi-Utilities 0.7%
CMS Energy Corp.	130,000	5,518,500
Total Utilities		36,790,220
Total Common Stocks (Cost $607,803,415)		799,504,454

Columbia Small/Mid Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2018 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	15,824,512	15,822,930
Total Money Market Funds (Cost $15,822,930)		15,822,930
Total Investments (Cost: $623,626,345)		815,327,384
Other Assets & Liabilities, Net		(3,825,851)
Net Assets		811,501,533
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	23,075,602	173,098,238	(180,349,328)	15,824,512	(1,224)	(1,220)	194,222	15,822,930
Neff Corp. Class A †
	389,000	—	(389,000)	—	2,232,305	(734,665)	—	—
Total					2,231,081	—	194,222	15,822,930

†	Issuer was not an affiliate at the end of period.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Columbia Small/Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	91,771,139	—	—	—	91,771,139
Consumer Staples	17,298,900	—	—	—	17,298,900
Energy	66,989,813	—	—	—	66,989,813
Financials	225,145,462	—	—	—	225,145,462
Health Care	50,169,194	—	—	—	50,169,194
Industrials	110,210,610	—	—	—	110,210,610
Information Technology	88,697,215	—	—	—	88,697,215
Materials	42,968,312	—	—	—	42,968,312
Real Estate	64,490,089	—	—	—	64,490,089
Telecommunication Services	4,973,500	—	—	—	4,973,500
Utilities	36,790,220	—	—	—	36,790,220
Total Common Stocks	799,504,454	—	—	—	799,504,454
Money Market Funds	—	—	—	15,822,930	15,822,930
Total Investments	799,504,454	—	—	15,822,930	815,327,384
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small/Mid Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIX Ltd.(a),(b)
Series 2016-19A Class B
3-month USD LIBOR + 3.000% 07/15/2028	4.722%	4,000,000	4,052,320
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% 01/20/2031	3.390%	8,000,000	8,028,880
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.183%	5,000,000	5,046,365
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	3.422%	6,750,000	6,765,991
Carlyle Global Market Strategies CLO Ltd.(a),(b),(c),(d)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.000%	12,500,000	12,500,000
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	5,700,000	5,756,139
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	5,600,000	5,654,619
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.262%	3,000,000	3,084,666
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	3.695%	7,000,000	7,044,863
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
3-month USD LIBOR + 3.000% 07/15/2027	4.722%	7,500,000	7,543,935
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.995%	2,750,000	2,837,455
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.517%	7,000,000	7,062,881
Prosper Marketplace Issuance Trust(a)
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	10,250,000	10,482,960
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	8,000,000	8,088,573
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b),(c)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.112%	6,500,000	6,501,950
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	12,225,581	12,061,789
SoFi Professional Loan Program LLC(a),(c),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	6	3,260,000
Series 2016-A Class RIO
01/25/2038	0.000%	9	2,250,000
Series 2016-A Class RPO
01/25/2038	0.000%	9	5,310,000
Series 2016-B Class RC
04/25/2037	0.000%	6	2,580,000
Series 2017-A Class R
03/26/2040	0.000%	53,124	3,559,308
Total Asset-Backed Securities — Non-Agency (Cost $130,819,893)			129,472,694

Commercial Mortgage-Backed Securities - Agency 7.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K038 Class A2
03/25/2024	3.389%	18,000,000	18,262,436
Series K057 Class A2
07/25/2026	2.570%	30,000,000	28,608,273
Series K725 Class A2
01/25/2024	3.002%	38,811,000	38,736,510
Federal National Mortgage Association
10/01/2019	4.420%	3,851,183	3,955,642
10/01/2019	4.430%	4,383,980	4,503,621
01/01/2020	4.570%	984,628	1,017,314
01/01/2020	4.600%	1,624,381	1,679,191
05/01/2024	5.030%	3,193,106	3,400,007
Series 2017-T1 Class A
06/25/2027	2.898%	17,996,147	17,251,059
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	15,000,000	14,783,255
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	15,992,424	15,821,902
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	7,979,986	7,621,338
Total Commercial Mortgage-Backed Securities - Agency (Cost $159,456,491)			155,640,548

Columbia Quality Income Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1211 Avenue of the Americas Trust(a),(h)
Subordinated, Series 2015-1211 Class C
08/10/2035	4.142%	4,400,000	4,479,339
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.088%	6,928,000	6,931,672
BHMS Mortgage Trust(a),(h)
Series 2014-ATLS Class DFX
07/05/2033	5.176%	6,500,000	6,547,787
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% 11/15/2036	3.840%	17,000,000	17,085,051
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	6,000,000	5,757,586
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	9,500,000	8,445,120
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	2,000,000	1,641,890
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	13,359,365
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	5,000,000	5,069,650
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	6,200,000	6,190,982
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.338%	1,500,000	1,508,702
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	3.838%	10,000,000	10,147,711
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	3,986,812
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.088%	5,470,000	5,469,907
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% 02/15/2032	3.688%	6,700,000	6,700,058
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $101,792,782)			103,321,632

Repurchase Agreements 1.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 02/28/2018, matures 03/01/2018,
repurchase price $36,001,360 (collateralized by U.S Government Agencies, Total Market Value $36,720,001)
	1.360%	36,000,000	36,000,000
Total Repurchase Agreements (Cost $36,000,000)			36,000,000

Residential Mortgage-Backed Securities - Agency 94.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/2020	10.500%	2,781	2,797
04/01/2022	6.500%	22,856	23,162
10/01/2024- 04/01/2040	5.000%	9,579,475	10,367,852
01/01/2030- 06/01/2033	5.500%	5,642,947	6,125,795
06/01/2031	8.000%	127,676	144,210
04/01/2033- 11/01/2037	6.000%	2,826,705	3,196,976
07/01/2039- 09/01/2047	4.500%	57,579,373	60,450,832
04/01/2041- 04/01/2046	4.000%	115,852,151	119,236,493
01/01/2042- 11/01/2046	3.500%	260,262,994	261,361,019
Federal Home Loan Mortgage Corp.(d)
03/13/2048	3.000%	64,000,000	61,983,424
03/13/2048	4.000%	45,500,000	46,600,176
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	4.363%	13,359,997	2,184,081
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.363%	12,977,019	2,410,620
CMO Series 3913 Class SW
1-month USD LIBOR + 6.600% 09/15/2040	5.013%	3,213,525	337,917
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	4.493%	14,888,686	2,719,028
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.613%	17,942,631	1,912,789
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	4.563%	5,752,930	613,190
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.513%	3,680,735	355,872

2	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	4.313%	5,568,196	1,028,715
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	4.363%	13,009,384	2,516,046
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.383%	15,409,062	2,597,644
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	4.363%	9,350,953	1,575,585
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.413%	6,406,924	1,042,857
Federal Home Loan Mortgage Corp.(i)
CMO Series 304 Class C69
12/15/2042	4.000%	5,567,527	1,180,386
CMO Series 3786 Class PI
12/15/2037	4.500%	1,305,534	43,824
CMO Series 3800 Class HI
01/15/2040	4.500%	3,048,444	289,979
CMO Series 4098 Class AI
05/15/2039	3.500%	7,053,471	760,861
CMO Series 4120 Class AI
11/15/2039	3.500%	7,863,480	878,032
CMO Series 4121 Class IA
01/15/2041	3.500%	7,739,152	1,015,005
CMO Series 4122 Class JI
12/15/2040	4.000%	5,928,536	684,104
CMO Series 4139 Class CI
05/15/2042	3.500%	5,532,632	735,624
CMO Series 4147 Class CI
01/15/2041	3.500%	9,403,064	1,365,414
CMO Series 4148 Class BI
02/15/2041	4.000%	5,911,060	787,448
CMO Series 4177 Class IY
03/15/2043	4.000%	12,073,154	2,813,431
CMO Series 4182 Class DI
05/15/2039	3.500%	14,571,506	1,626,811
CMO Series 4213 Class DI
06/15/2038	3.500%	10,253,587	1,069,807
CMO Series 4215 Class IL
07/15/2041	3.500%	9,855,144	1,158,230
Federal Home Loan Mortgage Corp.(b)
CMO Series 343 Class F4
1-month USD LIBOR + 0.350% 10/15/2037	1.918%	38,599,894	38,576,193
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.664%	190,425	191,861
Federal Home Loan Mortgage Corp.(h),(i)
CMO Series 4068 Class GI
09/15/2036	1.667%	11,709,347	544,593
CMO Series 4107 Class KS
06/15/2038	1.391%	9,468,133	590,244
CMO Series 4620 Class AS
11/15/2042	1.465%	17,381,328	1,063,441
Federal National Mortgage Association
09/01/2022- 10/01/2037	6.500%	4,755,349	5,327,939
11/01/2022- 09/01/2036	6.000%	937,979	1,045,320
03/01/2023- 04/01/2041	5.500%	7,515,749	8,392,082
06/01/2025- 08/01/2047	4.500%	137,131,278	144,822,769
02/01/2027- 01/01/2047	3.000%	173,375,784	169,486,417
05/01/2027	2.500%	11,016,148	10,833,402
04/01/2029- 09/01/2041	5.000%	43,717,879	47,318,335
10/01/2031	9.500%	77,656	80,956
11/01/2037	8.500%	33,453	37,748
11/01/2040- 08/01/2045	4.000%	92,042,810	94,883,330
03/01/2042- 12/01/2047	3.500%	216,913,916	217,337,118
CMO Series 2017-72 Class B
09/25/2047	3.000%	18,042,180	17,798,672
Federal National Mortgage Association(d)
03/15/2033	2.500%	107,000,000	104,333,357
03/15/2033- 03/13/2048	3.000%	127,500,000	125,810,210
03/13/2048	3.500%	62,000,000	61,883,031
03/13/2048	4.000%	38,000,000	38,916,602
03/13/2048	4.500%	50,000,000	52,341,015
Federal National Mortgage Association(j)
09/01/2040	4.000%	11,851,299	12,230,403
Federal National Mortgage Association(b),(i)
CMO Series 2003-117 Class KS
1-month USD LIBOR + 7.100% 08/25/2033	5.479%	254,763	2,141
CMO Series 2005-74 Class NI
1-month USD LIBOR + 6.080% 05/25/2035	4.459%	16,233,903	1,675,303
CMO Series 2007-54 Class DI
1-month USD LIBOR + 6.100% 06/25/2037	4.479%	12,519,997	1,942,530

Columbia Quality Income Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	5.029%	5,008,917	647,161
CMO Series 2013-97 Class SB
1-month USD LIBOR + 6.100% 06/25/2032	4.479%	8,473,897	756,962
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.529%	19,605,692	3,379,706
CMO Series 2016-101 Class SK
1-month USD LIBOR + 5.950% 01/25/2047	4.329%	37,163,571	7,126,549
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.379%	35,141,827	6,418,265
Federal National Mortgage Association(h),(i)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	9,788,689	1
CMO Series 2016-62 Class AS
09/25/2046	1.517%	31,409,043	1,267,236
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	24,087,355	3,540,304
CMO Series 2012-121 Class GI
08/25/2039	3.500%	7,196,382	977,441
CMO Series 2012-129 Class IC
01/25/2041	3.500%	11,659,894	1,875,120
CMO Series 2012-133 Class EI
07/25/2031	3.500%	4,637,416	533,605
CMO Series 2012-134 Class AI
07/25/2040	3.500%	18,717,791	2,809,883
CMO Series 2012-144 Class HI
07/25/2042	3.500%	4,954,443	627,114
CMO Series 2012-96 Class CI
04/25/2039	3.500%	8,196,292	825,931
CMO Series 2013-1 Class AI
02/25/2043	3.500%	5,369,803	1,124,163
CMO Series 2013-1 Class BI
02/25/2040	3.500%	3,728,350	380,745
CMO Series 2013-16 Class
01/25/2040	3.500%	12,516,276	1,588,591
CMO Series 2013-41 Class IY
05/25/2040	3.500%	14,464,526	1,603,605
CMO Series 2013-6 Class MI
02/25/2040	3.500%	11,399,045	1,616,591
CMO Series 417 Class C4
02/25/2043	3.500%	17,636,362	3,583,508
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
03/15/2030	7.000%	13,582	13,639
12/15/2031- 02/15/2032	6.500%	206,100	230,065
12/15/2032	6.000%	65,834	74,378
09/15/2033- 08/20/2040	5.000%	13,935,455	14,956,107
Government National Mortgage Association(d)
03/20/2048	3.000%	47,000,000	45,930,567
03/20/2048	3.500%	20,500,000	20,613,310
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	8,199,097	1,501,537
CMO Series 2012-129 Class AI
08/20/2037	3.000%	9,724,421	642,003
CMO Series 2014-131 Class EI
09/16/2039	4.000%	14,628,824	2,262,071
CMO Series 2015-175 Class AI
10/16/2038	3.500%	29,813,883	4,170,682
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.612%	17,908,385	3,815,915
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.606%	17,174,017	3,388,547
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.486%	9,961,763	2,021,272
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.506%	11,643,354	2,287,371
Total Residential Mortgage-Backed Securities - Agency (Cost $1,956,974,242)			1,903,250,993

Residential Mortgage-Backed Securities - Non-Agency 12.3%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	9,741,473	9,701,457
Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,223,873
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	335,597	333,973
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,544,408
CMO Series 2017-3 Class M1
11/25/2047	3.900%	4,500,000	4,500,689

4	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASG Resecuritization Trust(a),(h)
CMO Series 2013-2 Class 1A60
12/28/2035	3.222%	14,080	14,010
CMO Series 2013-2 Class 2A70
11/28/2035	3.323%	1,277,314	1,280,647
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	8,456,836	8,457,917
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated, CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,247,099
BCAP LLC Trust(a),(h)
CMO Series 2012-RR10 Class 2A1
09/26/2036	3.594%	1,321,662	1,326,931
CMO Series 2012-RR7 Class 2A3
07/26/2036	3.387%	917,513	914,913
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.700%	340,318	339,094
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	1,003,361	1,003,550
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	5.164%	5,000,000	5,090,624
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	6,090,817	5,942,803
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2009-11 Class 1A2
02/25/2037	3.626%	710,201	689,554
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	234,590	234,723
CMO Series 2014-A Class B2
01/25/2035	5.465%	2,100,727	2,240,215
CMO Series 2014-C Class A
02/25/2054	3.250%	926,390	910,393
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,317,300	3,184,372
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	5,557,583	5,388,920
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
1-month USD LIBOR + 3.000% 12/26/2045	4.621%	437,656	439,386
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	3,740,041	3,760,913
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class A3
02/25/2048	3.084%	4,267,823	4,196,551
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	2,970,065	2,973,879
CMO Series 2016-3 Class M1
12/26/2046	5.500%	9,820,000	9,827,776
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	1,962,537	1,957,788
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	36,659	36,368
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2011-2R Class 2A9
07/27/2036	3.513%	6,985,000	7,221,516
CMO Series 2013-2R Class 1A5
05/27/2036	3.444%	3,590,028	3,594,289
CMO Series 2014-2R Class 17A2
04/27/2037	3.570%	2,261,675	2,248,815
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/2037	3.250%	1,566,394	1,543,120
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class A3
10/25/2047	2.813%	3,979,104	3,929,843
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	222,171	219,028
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	3,392,471	3,375,172
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	9,877,961	9,766,436
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	223,801	223,391
Mill City Mortgage Trust(a),(h)
CMO Series 2015-2 Class M2
09/25/2057	3.725%	5,778,000	5,894,170
New Residential Mortgage Loan Trust(a),(h),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.268%	31,259,724	1,445,309
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	6,730,526	6,695,633
NRZ Excess Spread-Collateralized Notes(a),(c)
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	6,000,000	5,999,962

Columbia Quality Income Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	5,646,171	5,646,143
Oaktown Re Ltd.(a),(b),(c),(f)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.871%	4,041,715	4,051,819
PNMAC GMSR Issuer Trust(a),(b),(c),(f)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.621%	18,700,000	18,746,750
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	2.850%	18,000,000	17,999,694
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	16,059,944	16,059,543
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	12,686,842	12,554,853
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	3,994,231	3,977,254
RBSSP Resecuritization Trust(a),(h)
CMO Series 2009-12 Class 9A1
03/25/2036	3.551%	117,991	118,081
CMO Series 2012-1 Class 5A2
12/27/2035	3.551%	4,554,491	4,600,654
RBSSP Resecuritization Trust(a)
CMO Series 2012-5 Class 2A1
07/26/2036	5.750%	2,067,310	2,098,879
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	3,294,875	3,226,430
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	11,240,923	11,255,476
Vendee Mortgage Trust(h),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.267%	1,395,977	9,168
CMO Series 1998-3 Class IO
03/15/2029	0.107%	1,706,282	1,840
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $246,440,216)			248,266,094

Options Purchased Calls 0.0%
Value ($)
(Cost $530,000)	20

Options Purchased Puts 0.2%

(Cost $2,875,000)	4,717,540

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(k),(l)	6,586,208	6,585,549
Total Money Market Funds (Cost $6,585,549)		6,585,549
Total Investments (Cost: $2,641,474,173)		2,587,255,070
Other Assets & Liabilities, Net		(567,843,079)
Net Assets		2,019,411,991

At February 28, 2018, securities and/or cash totaling $8,429,055 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	06/2018	USD	(2,896,302)	—	(7,700)
U.S. Treasury 10-Year Note	(840)	06/2018	USD	(101,269,375)	4,899	—
U.S. Treasury 5-Year Note	(1,351)	06/2018	USD	(153,996,572)	216,201	—
Total					221,100	(7,700)

6	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	200,000,000	200,000,000	1.50	03/2018	530,000	20

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	2.85	01/2021	2,875,000	4,717,540

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA		USD	(200,000,000)	(200,000,000)	3.00	05/2018	(1,400,000)	(1,346,220)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	7,750,000	(1,183,158)	2,583	—	(797,496)	—	(383,079)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	8,000,000	(1,221,325)	2,667	—	(701,974)	—	(516,684)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	8,500,000	(1,297,657)	2,833	—	(601,122)	—	(693,702)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.554%	USD	5,000,000	(499,924)	1,667	—	(504,015)	5,758	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	7.195%	USD	4,050,000	(618,296)	1,350	—	(241,008)	—	(375,938)
Total									11,100	—	(2,845,615)	5,758	(1,969,403)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $480,830,384, which represents 23.81% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $57,757,571, which represents 2.86% of net assets.
Columbia Quality Income Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	1,356,166	356,214,684	(350,984,642)	6,586,208	182	—	36,138	6,585,549
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
8	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	93,511,436	35,961,258	—	129,472,694
Commercial Mortgage-Backed Securities - Agency	—	155,640,548	—	—	155,640,548
Commercial Mortgage-Backed Securities - Non-Agency	—	103,321,632	—	—	103,321,632
Repurchase Agreements	—	36,000,000	—	—	36,000,000
Residential Mortgage-Backed Securities - Agency	—	1,903,250,993	—	—	1,903,250,993
Residential Mortgage-Backed Securities - Non-Agency	—	201,467,869	46,798,225	—	248,266,094
Options Purchased Calls	—	20	—	—	20
Options Purchased Puts	—	4,717,540	—	—	4,717,540
Money Market Funds	—	—	—	6,585,549	6,585,549
Total Investments	—	2,497,910,038	82,759,483	6,585,549	2,587,255,070
Derivatives
Asset
Futures Contracts	221,100	—	—	—	221,100
Swap Contracts	—	5,758	—	—	5,758
Liability
Futures Contracts	(7,700)	—	—	—	(7,700)
Options Contracts Written	—	(1,346,220)	—	—	(1,346,220)
Swap Contracts	—	(1,969,403)	—	—	(1,969,403)
Total	213,400	2,494,600,173	82,759,483	6,585,549	2,584,158,605
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Quality Income Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Columbia Quality Income Fund (formerly Columbia U.S. Government Mortgage Fund), February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2018 ($)
Asset-Backed Securities — Non-Agency	20,928,004	(335)	–	(4,014,411)	19,048,000	–	–	–	35,961,258
Residential Mortgage-Backed Securities — Non-Agency	38,306,585	268,060	59,444	(361,755)	42,699,962	(34,174,071)	–	–	46,798,225
Total	59,234,589	267,725	59,444	(4,376,166)	61,747,962	(34,174,071)	–	–	82,759,483
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2018 was $(3,957,863), which is comprised of Asset-Backed Securities — Non-Agency of $(4,014,411) and Residential Mortgage-Backed Securities — Non-Agency of $56,548.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial, and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
10	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Seligman Communications and Information Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 1.6%
Internet & Direct Marketing Retail 0.2%
Internet & Direct Marketing Retail 0.2%
JD.com, Inc., ADR(a)	324,200	15,286,030
Media 1.4%
Cable & Satellite 0.7%
Comcast Corp., Class A	1,086,400	39,338,544
Movies & Entertainment 0.7%
21st Century Fox, Inc., Class A	513,000	18,888,660
Time Warner, Inc.	284,300	26,428,528
Total		45,317,188
Total Media		84,655,732
Total Consumer Discretionary		99,941,762
Industrials 0.1%
Professional Services 0.1%
Research & Consulting Services 0.1%
Nielsen Holdings PLC	218,000	7,113,340
Total Industrials		7,113,340
Information Technology 96.8%
Communications Equipment 1.9%
Communications Equipment 1.9%
Arris International PLC(a)	3,623,132	92,389,866
Cisco Systems, Inc.	445,800	19,962,924
Lumentum Holdings, Inc.(a)	165,400	10,089,400
Total		122,442,190
Electronic Equipment, Instruments & Components 0.4%
Electronic Equipment & Instruments 0.4%
Orbotech Ltd.(a)	445,800	24,501,168
Internet Software & Services 11.2%
Internet Software & Services 11.2%
Alphabet, Inc., Class A(a)	157,600	173,977,792
Alphabet, Inc., Class C(a)	184,851	204,210,445
Cornerstone OnDemand, Inc.(a)	577,300	23,669,300
eBay, Inc.(a)	3,091,500	132,501,690
Facebook, Inc., Class A(a)	604,000	107,705,280
LogMeIn, Inc.	467,348	54,002,061
Okta, Inc.(a)	202,162	7,801,432
Total		703,868,000
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.7%
Data Processing & Outsourced Services 5.7%
Euronet Worldwide, Inc.(a)	478,623	40,620,734
Fidelity National Information Services, Inc.	255,300	24,810,054
Pagseguro Digital Ltd., Class A(a)	3,050,827	98,358,662
Travelport Worldwide Ltd.	670,095	9,548,854
Visa, Inc., Class A	1,501,500	184,594,410
Total		357,932,714
IT Consulting & Other Services 1.0%
DXC Technology Co.	622,175	63,797,825
Total IT Services		421,730,539
Semiconductors & Semiconductor Equipment 48.2%
Semiconductor Equipment 14.4%
Applied Materials, Inc.	3,955,500	227,797,245
Lam Research Corp.	2,636,897	505,915,058
Teradyne, Inc.(b)	3,836,748	174,188,359
Total		907,900,662
Semiconductors 33.8%
Broadcom Ltd.	1,408,301	347,089,864
Cavium, Inc.(a)	1,315,745	117,153,935
Cypress Semiconductor Corp.	2,868,804	50,118,006
Inphi Corp.(a),(b)	2,605,774	72,310,229
Integrated Device Technology, Inc.(a)	4,744,404	143,945,217
Lattice Semiconductor Corp.(a),(b)	13,730,177	82,518,364
Marvell Technology Group Ltd.	4,257,000	99,996,930
Maxim Integrated Products, Inc.	1,625,628	99,065,770
Microchip Technology, Inc.	1,913,200	170,140,876
Micron Technology, Inc.(a)	9,874,400	481,969,464
ON Semiconductor Corp.(a)	2,808,288	67,174,249
Qorvo, Inc.(a)	2,626,191	211,959,876
QUALCOMM, Inc.	241,500	15,697,500
Skyworks Solutions, Inc.	153,700	16,791,725
Synaptics, Inc.(a),(b)	3,210,898	149,210,430
Total		2,125,142,435
Total Semiconductors & Semiconductor Equipment		3,033,043,097
Software 16.2%

Columbia Seligman Communications and Information Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Application Software 9.0%
Adobe Systems, Inc.(a)	143,000	29,905,590
Nuance Communications, Inc.(a)	12,219,794	196,249,892
Salesforce.com, Inc.(a)	602,051	69,988,429
Splunk, Inc.(a)	306,663	28,580,991
Synopsys, Inc.(a)	2,515,433	212,981,712
Verint Systems, Inc.(a)	705,700	27,451,730
Total		565,158,344
Systems Software 7.2%
Fortinet, Inc.(a)	2,005,911	101,238,328
Microsoft Corp.	845,400	79,273,158
Oracle Corp.	3,373,600	170,940,312
SailPoint Technologies Holding, Inc.(a)	650,771	13,679,207
TiVo Corp.	5,726,600	85,899,000
Total		451,030,005
Total Software		1,016,188,349
Technology Hardware, Storage & Peripherals 12.2%
Technology Hardware, Storage & Peripherals 12.2%
Apple, Inc.	1,800,200	320,651,624
Electronics for Imaging, Inc.(a),(b)	3,408,435	93,357,035
Western Digital Corp.	2,312,300	201,262,592
Xerox Corp.	5,004,425	151,734,166
Total		767,005,417
Total Information Technology		6,088,778,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
Integrated Telecommunication Services 0.2%
Ooma, Inc.(a),(b)	1,029,168	10,960,639
Total Telecommunication Services		10,960,639
Total Common Stocks (Cost: $3,799,204,284)		6,206,794,501

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 1.544%(b),(c)	31,991,371	31,988,172
Total Money Market Funds (Cost: $31,988,172)		31,988,172
Total Investments (Cost $3,831,192,456)		6,238,782,673
Other Assets & Liabilities, Net		49,862,021
Net Assets		$6,288,644,694

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	208,494,820	821,425,197	(997,928,646)	31,991,371	(22,321)	(681)	630,307	31,988,172
Electronics for Imaging, Inc. ‡
	1,591,833	1,962,205	(145,603)	3,408,435	628,865	(4,661,992)	—	93,357,035
Inphi Corp. ‡
	1,609,700	996,074	—	2,605,774	—	(32,764,959)	—	72,310,229
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Lattice Semiconductor Corp.
	13,507,877	412,600	(190,300)	13,730,177	(371,526)	(12,086,644)	—	82,518,364
Ooma, Inc.
	958,868	70,300	—	1,029,168	—	2,320,712	—	10,960,639
Synaptics, Inc.
	2,948,949	493,300	(231,351)	3,210,898	(4,380,569)	(26,536,755)	—	149,210,430
Teradyne, Inc. †
	4,700,360	798,395	(1,662,007)	3,836,748	26,703,925	(99,138,956)	987,621	—
Total					22,558,374	(172,869,275)	1,617,928	440,344,869

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at February 28, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Seligman Communications and Information Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	99,941,762	—	—	—	99,941,762
Industrials	7,113,340	—	—	—	7,113,340
Information Technology	6,088,778,760	—	—	—	6,088,778,760
Telecommunication Services	10,960,639	—	—	—	10,960,639
Total Common Stocks	6,206,794,501	—	—	—	6,206,794,501
Money Market Funds	—	—	—	31,988,172	31,988,172
Total Investments	6,206,794,501	—	—	31,988,172	6,238,782,673
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select Large-Cap Value Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 2.8%
Specialty Retail 2.8%
Lowe’s Companies, Inc.	318,657	28,548,481
Total Consumer Discretionary		28,548,481
Consumer Staples 10.5%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	56,153	10,719,608
Food Products 3.8%
Tyson Foods, Inc., Class A	507,961	37,782,139
Tobacco 5.6%
Altria Group, Inc.	360,000	22,662,000
Philip Morris International, Inc.	330,000	34,171,500
Total		56,833,500
Total Consumer Staples		105,335,247
Energy 14.5%
Energy Equipment & Services 2.4%
Halliburton Co.	533,735	24,775,979
Oil, Gas & Consumable Fuels 12.1%
Anadarko Petroleum Corp.	638,723	36,432,760
Chevron Corp.	210,073	23,511,370
Marathon Petroleum Corp.	290,000	18,577,400
Valero Energy Corp.	224,337	20,284,551
Williams Companies, Inc. (The)	810,000	22,485,600
Total		121,291,681
Total Energy		146,067,660
Financials 25.8%
Banks 14.5%
Bank of America Corp.	1,294,716	41,560,384
Citigroup, Inc.	480,000	36,235,200
JPMorgan Chase & Co.	295,935	34,180,493
Wells Fargo & Co.	579,540	33,850,931
Total		145,827,008
Capital Markets 3.2%
Morgan Stanley	562,369	31,503,911
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 8.1%
American International Group, Inc.	558,986	32,052,257
MetLife, Inc.	509,433	23,530,710
Unum Group	508,731	25,924,932
Total		81,507,899
Total Financials		258,838,818
Health Care 9.6%
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	268,930	18,230,765
Health Care Providers & Services 5.1%
Express Scripts Holding Co.(a)	257,766	19,448,444
Humana, Inc.	118,073	32,094,603
Total		51,543,047
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	401,370	26,570,694
Total Health Care		96,344,506
Industrials 8.9%
Aerospace & Defense 2.1%
United Technologies Corp.	154,883	20,868,935
Industrial Conglomerates 2.8%
Honeywell International, Inc.	190,000	28,710,900
Road & Rail 4.0%
CSX Corp.	481,275	25,854,093
Union Pacific Corp.	106,932	13,927,893
Total		39,781,986
Total Industrials		89,361,821
Information Technology 13.1%
Communications Equipment 1.4%
Juniper Networks, Inc.	535,907	13,751,374
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	700,000	20,356,000
IT Services 3.5%
Teradata Corp.(a)	961,491	35,402,098

Columbia Select Large-Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	515,839	29,707,168
QUALCOMM, Inc.	490,000	31,850,000
Total		61,557,168
Total Information Technology		131,066,640
Materials 3.0%
Chemicals 3.0%
FMC Corp.	385,000	30,214,800
Total Materials		30,214,800
Telecommunication Services 4.1%
Diversified Telecommunication Services 4.1%
Verizon Communications, Inc.	858,504	40,984,981
Total Telecommunication Services		40,984,981
Utilities 5.7%
Electric Utilities 3.2%
NextEra Energy, Inc.	210,000	31,951,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.5%
AES Corp. (The)	2,300,040	25,001,435
Total Utilities		56,952,935
Total Common Stocks (Cost $565,625,290)		983,715,889

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(c)	20,018,797	20,016,795
Total Money Market Funds (Cost $20,018,362)		20,016,795
Total Investments (Cost: $585,643,652)		1,003,732,684
Other Assets & Liabilities, Net		(251,414)
Net Assets		1,003,481,270

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	12,813,997	184,238,739	(177,033,939)	20,018,797	(5,832)	(1,568)	255,146	20,016,795
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select Large-Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	28,548,481	—	—	—	28,548,481
Consumer Staples	105,335,247	—	—	—	105,335,247
Energy	146,067,660	—	—	—	146,067,660
Financials	258,838,818	—	—	—	258,838,818
Health Care	96,344,506	—	—	—	96,344,506
Industrials	89,361,821	—	—	—	89,361,821
Information Technology	131,066,640	—	—	—	131,066,640
Materials	30,214,800	—	—	—	30,214,800
Telecommunication Services	40,984,981	—	—	—	40,984,981
Utilities	56,952,935	—	—	—	56,952,935
Total Common Stocks	983,715,889	—	—	—	983,715,889
Money Market Funds	—	—	—	20,016,795	20,016,795
Total Investments	983,715,889	—	—	20,016,795	1,003,732,684
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large-Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Select Smaller-Cap Value Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Auto Components 3.1%
American Axle & Manufacturing Holdings, Inc.(a)	607,400	8,965,224
Motorcar Parts of America, Inc.(a)	577,100	11,761,298
Total		20,726,522
Hotels, Restaurants & Leisure 3.3%
Red Robin Gourmet Burgers, Inc.(a)	162,000	8,691,300
Texas Roadhouse, Inc.	243,000	13,428,180
Total		22,119,480
Household Durables 4.0%
Lennar Corp., Class A	253,100	14,320,398
William Lyon Homes, Inc., Class A(a)	480,900	12,157,152
Total		26,477,550
Total Consumer Discretionary		69,323,552
Energy 4.1%
Energy Equipment & Services 4.1%
Exterran Corp.(a)	465,700	12,047,659
Superior Energy Services, Inc.(a)	905,600	7,742,880
Tetra Technologies, Inc.(a)	2,024,800	7,350,024
Total		27,140,563
Total Energy		27,140,563
Financials 21.7%
Banks 2.6%
Opus Bank	626,671	17,578,122
Insurance 11.2%
Aspen Insurance Holdings Ltd.	410,800	14,953,120
Hanover Insurance Group, Inc. (The)	151,100	16,305,201
Lincoln National Corp.	237,900	18,120,843
National General Holdings Corp.	1,099,200	25,259,616
Total		74,638,780
Mortgage Real Estate Investment Trusts (REITS) 2.5%
Ladder Capital Corp., Class A	1,113,600	16,447,872
Thrifts & Mortgage Finance 5.4%
BofI Holding, Inc.(a)	564,400	20,990,036
Radian Group, Inc.	739,000	15,164,280
Total		36,154,316
Total Financials		144,819,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.7%
Biotechnology 3.0%
Ligand Pharmaceuticals, Inc.(a)	133,100	20,216,559
Health Care Equipment & Supplies 3.3%
Analogic Corp.	91,100	7,606,850
Dentsply Sirona, Inc.	253,100	14,188,786
Total		21,795,636
Health Care Providers & Services 2.4%
WellCare Health Plans, Inc.(a)	84,100	16,307,831
Pharmaceuticals 3.0%
Impax Laboratories, Inc.(a)	969,400	19,775,760
Total Health Care		78,095,786
Industrials 13.5%
Aerospace & Defense 2.5%
Cubic Corp.	273,300	16,780,620
Airlines 5.7%
Spirit Airlines, Inc.(a)	430,300	17,143,152
United Continental Holdings, Inc.(a)	309,213	20,961,549
Total		38,104,701
Commercial Services & Supplies 2.9%
Waste Connections, Inc.	273,300	19,344,174
Road & Rail 2.4%
Knight-Swift Transportation Holdings, Inc.	334,100	16,090,256
Total Industrials		90,319,751
Information Technology 21.9%
Communications Equipment 8.2%
Calix, Inc.(a),(b)	2,328,541	15,251,943
Extreme Networks, Inc.(a)	1,626,300	18,556,083
Viavi Solutions, Inc.(a)	2,192,900	21,095,698
Total		54,903,724
Electronic Equipment, Instruments & Components 4.1%
Belden, Inc.	136,700	9,942,191
Orbotech Ltd.(a)	319,481	17,558,676
Total		27,500,867

Columbia Select Smaller-Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.3%
CACI International, Inc., Class A(a)	128,841	19,203,751
EPAM Systems, Inc.(a)	140,200	15,859,424
Total		35,063,175
Semiconductors & Semiconductor Equipment 1.6%
MACOM Technology Solutions Holdings, Inc.(a)	506,200	10,802,308
Technology Hardware, Storage & Peripherals 2.7%
Electronics for Imaging, Inc.(a)	654,800	17,934,972
Total Information Technology		146,205,046
Materials 8.2%
Chemicals 3.2%
Minerals Technologies, Inc.	313,800	21,558,060
Containers & Packaging 2.9%
Owens-Illinois, Inc.(a)	885,800	19,097,848
Metals & Mining 2.1%
Warrior Met Coal, Inc.	450,000	14,044,500
Total Materials		54,700,408
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Gaming and Leisure Properties, Inc.	430,300	14,311,778
Total Real Estate		14,311,778
Telecommunication Services 5.0%
Diversified Telecommunication Services 1.0%
Globalstar, Inc.(a)	7,083,600	6,733,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 4.0%
Telephone & Data Systems, Inc.	936,500	26,259,460
Total Telecommunication Services		32,993,130
Total Common Stocks (Cost $529,666,939)		657,909,104

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(c),(d),(e)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(b),(f)	9,421,775	9,420,833
Total Money Market Funds (Cost $9,421,157)		9,420,833
Total Investments (Cost: $539,088,096)		667,329,937
Other Assets & Liabilities, Net		(260,097)
Net Assets		667,069,840

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Calix, Inc. †
	2,629,041	28,500	(329,000)	2,328,541	(1,044,670)	2,425,142	—	—
Columbia Short-Term Cash Fund, 1.544%
	20,342,520	116,868,738	(127,789,483)	9,421,775	(2,575)	(325)	56,511	9,420,833
Total					(1,047,245)	2,424,817	56,511	9,420,833

†	Issuer was not an affiliate at the end of period.

2	Columbia Select Smaller-Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, February 28, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities rounds to zero, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Smaller-Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	69,323,552	—	—	—	69,323,552
Energy	27,140,563	—	—	—	27,140,563
Financials	144,819,090	—	—	—	144,819,090
Health Care	78,095,786	—	—	—	78,095,786
Industrials	90,319,751	—	—	—	90,319,751
Information Technology	146,205,046	—	—	—	146,205,046
Materials	54,700,408	—	—	—	54,700,408
Real Estate	14,311,778	—	—	—	14,311,778
Telecommunication Services	32,993,130	—	—	—	32,993,130
Total Common Stocks	657,909,104	—	—	—	657,909,104
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	9,420,833	9,420,833
Total Investments	657,909,104	—	0*	9,420,833	667,329,937

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
4	Columbia Select Smaller-Cap Value Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 14.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 14.2%
U.S. Treasury Bills
04/26/2018	1.510%	40,000,000	39,906,022
06/21/2018	1.650%	15,000,000	14,923,578
09/13/2018	1.810%	20,000,000	19,806,929
Total			74,636,529
Total Treasury Bills (Cost $74,676,468)			74,636,529

U.S. Government & Agency Obligations 13.2%

Federal Home Loan Banks Discount Notes
03/02/2018	1.390%	20,000,000	19,998,474
08/31/2018	1.880%	20,000,000	19,812,000
Federal Home Loan Mortgage Corp. Discount Notes
07/02/2018	1.720%	20,000,000	19,883,800
Federal National Mortgage Association Discount Notes
03/22/2018	1.380%	10,000,000	9,991,665
Total U.S. Government & Agency Obligations (Cost $69,715,533)			69,685,939
Money Market Funds 72.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(a),(b)	379,416,619	379,378,677
Total Money Market Funds (Cost $379,411,070)		379,378,677
Total Investments (Cost: $523,803,071)		523,701,145
Other Assets & Liabilities, Net		1,921,337
Net Assets		525,622,482

At February 28, 2018, securities and/or cash totaling $23,791,932 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	5	03/2018	USD	323,650	2,336	—
Brent Crude	564	03/2018	USD	36,507,720	—	(1,926,560)
Coffee C	275	05/2018	USD	12,581,250	—	(260,247)
Copper	483	05/2018	USD	37,824,938	257,155	—
Corn	1,955	05/2018	USD	37,340,500	723,992	—
Cotton	200	05/2018	USD	8,293,000	540,651	—
Feeder Cattle	37	05/2018	USD	2,748,175	—	(14,435)
Gold 100 oz.	509	04/2018	USD	67,081,110	—	(489,572)
HRW Wheat	628	05/2018	USD	16,398,650	1,017,671	—
Lead	32	03/2018	USD	2,000,000	—	(85,031)
Lean Hogs	256	08/2018	USD	8,445,440	156,606	—
Lean Hogs	3	08/2018	USD	98,970	—	(613)
Live Cattle	187	04/2018	USD	9,220,970	307,019	—
Live Cattle	58	04/2018	USD	2,859,980	106,500	—
Live Cattle	235	06/2018	USD	10,866,400	59,307	—
Live Cattle	11	06/2018	USD	508,640	—	(2,887)
Natural Gas	1,505	04/2018	USD	40,574,800	507,329	—
Nickel	229	05/2018	USD	18,940,590	833,409	—
Primary Aluminum	472	05/2018	USD	25,151,700	—	(129,120)
RBOB Gasoline	263	04/2018	USD	21,421,508	343,358	—
RBOB Gasoline	2	04/2018	USD	162,901	—	(595)
Silver	225	05/2018	USD	18,457,875	—	(47,129)
Soybean	776	05/2018	USD	40,953,400	1,776,032	—
Soybean Meal	197	05/2018	USD	7,775,590	709,399	—
Columbia Commodity Strategy Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	1,312	05/2018	USD	25,371,456	—	(159,065)
Sugar #11	1,101	04/2018	USD	16,499,146	—	(314,856)
Wheat	83	05/2018	USD	2,054,250	91,615	—
WTI Crude	599	04/2018	USD	36,820,530	1,090,062	—
Zinc	194	03/2018	USD	16,781,000	—	(381,940)
Zinc	1	05/2018	USD	86,288	—	(122)
Total					8,522,441	(3,812,172)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	154,143,322	595,907,890	(370,634,593)	379,416,619	3,682	(33,901)	2,568,381	379,378,677
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
2	Columbia Commodity Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	74,636,529	—	—	—	74,636,529
U.S. Government & Agency Obligations	—	69,685,939	—	—	69,685,939
Money Market Funds	—	—	—	379,378,677	379,378,677
Total Investments	74,636,529	69,685,939	—	379,378,677	523,701,145
Derivatives
Asset
Futures Contracts	8,522,441	—	—	—	8,522,441
Liability
Futures Contracts	(3,812,172)	—	—	—	(3,812,172)
Total	79,346,798	69,685,939	—	379,378,677	528,411,414
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Commodity Strategy Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 34.0%
Issuer	Shares	Value ($)
Consumer Discretionary 2.6%
Automobiles 0.5%
General Motors Co.	70,000	2,754,500
Hotels, Restaurants & Leisure 1.7%
Extended Stay America, Inc.	310,000	6,209,300
Six Flags Entertainment Corp.	62,500	4,005,625
Total		10,214,925
Leisure Products 0.4%
Hasbro, Inc.	27,500	2,628,175
Total Consumer Discretionary		15,597,600
Consumer Staples 3.2%
Food & Staples Retailing 1.4%
SYSCO Corp.	92,500	5,517,625
Walmart, Inc.	33,500	3,015,335
Total		8,532,960
Food Products 0.8%
Kellogg Co.	67,500	4,468,500
Tobacco 1.0%
Philip Morris International, Inc.	57,500	5,954,125
Total Consumer Staples		18,955,585
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
BP PLC, ADR	142,500	5,537,550
Goodrich Petroleum Corp.(a),(b),(c)	3,775,000	4
Suncor Energy, Inc.	175,000	5,761,000
Total		11,298,554
Total Energy		11,298,554
Financials 7.2%
Banks 3.7%
Bank of America Corp.	195,000	6,259,500
First Hawaiian, Inc.	105,000	2,917,950
JPMorgan Chase & Co.	65,000	7,507,500
PacWest Bancorp	105,000	5,474,700
Total		22,159,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.4%
Ares Capital Corp.	360,000	5,684,400
TCG BDC, Inc.	150,000	2,590,500
Total		8,274,900
Insurance 0.7%
MetLife, Inc.	90,000	4,157,100
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	77,500	2,406,375
Starwood Property Trust, Inc.	275,000	5,568,750
Total		7,975,125
Total Financials		42,566,775
Health Care 3.3%
Biotechnology 0.7%
Gilead Sciences, Inc.	55,000	4,330,150
Health Care Equipment & Supplies 0.7%
Medtronic PLC	49,500	3,954,555
Pharmaceuticals 1.9%
Johnson & Johnson	44,000	5,714,720
Pfizer, Inc.	160,000	5,809,600
Total		11,524,320
Total Health Care		19,809,025
Industrials 2.1%
Aerospace & Defense 1.5%
Boeing Co. (The)	12,500	4,527,625
Lockheed Martin Corp.	12,000	4,229,280
Total		8,756,905
Transportation Infrastructure 0.6%
Macquarie Infrastructure Corp.	85,000	3,442,500
Total Industrials		12,199,405
Information Technology 8.3%
Communications Equipment 0.8%
Cisco Systems, Inc.	107,500	4,813,850
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	150,000	4,362,000

Columbia Flexible Capital Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.9%
Automatic Data Processing, Inc.	23,500	2,710,020
Booz Allen Hamilton Holdings Corp.	77,500	2,939,575
Total		5,649,595
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	47,500	4,282,125
Broadcom Ltd.	18,500	4,559,510
Intel Corp.	160,000	7,886,400
KLA-Tencor Corp.	40,000	4,532,400
Lam Research Corp.	25,000	4,796,500
QUALCOMM, Inc.	45,000	2,925,000
Total		28,981,935
Software 1.0%
Microsoft Corp.	62,500	5,860,625
Total Information Technology		49,668,005
Materials 0.7%
Containers & Packaging 0.7%
International Paper Co.	70,000	4,171,300
Total Materials		4,171,300
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Alexandria Real Estate Equities, Inc.	35,000	4,245,850
Equinix, Inc.	11,000	4,313,100
Total		8,558,950
Total Real Estate		8,558,950
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	200,000	7,260,000
Total Telecommunication Services		7,260,000
Utilities 2.1%
Electric Utilities 1.2%
American Electric Power Co., Inc.	65,000	4,262,700
Edison International	47,500	2,878,025
Total		7,140,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.9%
NRG Yield, Inc. Class A	350,000	5,383,000
Total Utilities		12,523,725
Total Common Stocks (Cost $178,174,446)		202,608,924

Convertible Bonds 18.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.4%
Navistar International Corp.
04/15/2019	4.750%	2,451,000	2,540,275
Cable and Satellite 0.7%
DISH Network Corp.
08/15/2026	3.375%	4,000,000	4,024,260
Gaming 0.5%
Caesars Entertainment Corp.
10/01/2024	5.000%	1,450,000	2,822,058
Health Care 1.5%
Invacare Corp.
02/15/2021	5.000%	2,150,000	2,668,688
Novavax, Inc.
02/01/2023	3.750%	4,340,000	3,002,737
Teladoc, Inc.(d)
12/15/2022	3.000%	2,700,000	3,217,914
Total			8,889,339
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	5,120,000	4,064,256
Independent Energy 0.9%
Chesapeake Energy Corp.
09/15/2026	5.500%	6,500,000	5,584,085
12/15/2038	2.250%	47,000	45,713
Total			5,629,798
Media and Entertainment 0.5%
Liberty Interactive LLC(d)
09/30/2046	1.750%	2,500,000	2,878,842
Metals and Mining 0.5%
Endeavour Mining Corp.(d)
02/15/2023	3.000%	3,000,000	3,131,400

2	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.7%
Bristow Group, Inc.
06/01/2023	4.500%	2,401,000	2,880,028
Cobalt International Energy, Inc.(e)
05/15/2024	0.000%	3,950,000	1,283,750
Total			4,163,778
Other Financial Institutions 0.5%
Encore Capital Group, Inc.(d)
03/15/2022	3.250%	2,650,000	2,994,500
Other Industry 0.5%
Green Plains, Inc.
09/01/2022	4.125%	3,000,000	2,976,477
Other REIT 1.7%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	3,300,000	3,234,584
IH Merger Sub LLC
01/15/2022	3.500%	3,800,000	4,184,028
New York Mortgage Trust, Inc.
01/15/2022	6.250%	3,000,000	2,944,500
Total			10,363,112
Pharmaceuticals 5.4%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	3,200,000	2,931,347
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	3,000,000	2,301,990
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	3,000,000	2,878,560
Clovis Oncology, Inc.
09/15/2021	2.500%	2,000,000	2,453,752
Dermira, Inc.(d)
05/15/2022	3.000%	2,500,000	2,721,365
Fluidigm Corp.
02/01/2034	2.750%	3,500,000	2,984,842
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	2,700,000	2,797,686
Insmed, Inc.
01/15/2025	1.750%	3,300,000	3,040,950
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,500,000	4,383,077
PTC Therapeutics, Inc.
08/15/2022	3.000%	2,800,000	2,422,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radius Health, Inc.
09/01/2024	3.000%	2,900,000	3,002,422
Total			31,917,991
Property & Casualty 1.2%
Heritage Insurance Holdings, Inc.(d)
08/01/2037	5.875%	2,500,000	3,144,000
MGIC Investment Corp.(d),(f)
Junior Subordinated
04/01/2063	9.000%	3,089,000	4,190,235
Total			7,334,235
Retailers 0.5%
GNC Holdings, Inc.
08/15/2020	1.500%	3,900,000	2,808,000
Technology 1.7%
Microchip Technology, Inc.(d)
Junior Subordinated
02/15/2037	2.250%	5,000,000	5,879,500
Micron Technology, Inc.
02/15/2033	2.125%	1,000,000	4,452,525
Total			10,332,025
Transportation Services 0.4%
Aegean Marine Petroleum Network, Inc.
12/15/2021	4.250%	4,000,000	2,418,400
Total Convertible Bonds (Cost $105,216,269)			109,288,746

Convertible Preferred Stocks 12.5%
Issuer		Shares	Value ($)
Consumer Staples 1.0%
Food Products 1.0%
Bunge Ltd.	4.875%	52,500	5,763,555
Total Consumer Staples			5,763,555
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Hess Corp.	8.000%	75,000	4,107,000
WPX Energy, Inc.	6.250%	45,000	2,768,850
Total			6,875,850
Total Energy			6,875,850

Columbia Flexible Capital Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 3.4%
Banks 2.0%
Bank of America Corp.	7.250%	4,700	6,013,791
Wells Fargo & Co.	7.500%	4,500	5,737,500
Total			11,751,291
Capital Markets 1.4%
AMG Capital Trust II	5.150%	87,500	5,475,304
Cowen, Inc.	5.625%	3,700	3,060,307
Total			8,535,611
Total Financials			20,286,902
Health Care 1.9%
Health Care Equipment & Supplies 0.9%
Becton Dickinson and Co.	6.125%	95,000	5,557,500
Health Care Providers & Services 1.0%
Anthem, Inc.	5.250%	100,000	5,738,000
Total Health Care			11,295,500
Industrials 1.2%
Machinery 1.2%
Rexnord Corp.	5.750%	47,500	2,996,300
Stanley Black & Decker, Inc.	5.375%	35,000	4,124,750
Total			7,121,050
Total Industrials			7,121,050
Information Technology 1.4%
Electronic Equipment, Instruments & Components 0.9%
Belden, Inc.	6.750%	57,500	5,697,675
Internet Software & Services 0.5%
Mandatory Exchangeable Trust(d)	5.750%	13,500	2,816,235
Total Information Technology			8,513,910
Materials 0.5%
Chemicals 0.5%
A. Schulman, Inc.	6.000%	3,000	3,109,500
Total Materials			3,109,500
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	5,300	5,931,813
Total Real Estate			5,931,813
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	6.500%	110,000	5,691,400
Total Utilities			5,691,400
Total Convertible Preferred Stocks (Cost $68,147,782)			74,589,480

Corporate Bonds & Notes 27.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.8%
Navistar International Corp.(d)
11/01/2025	6.625%	4,900,000	5,049,249
Brokerage/Asset Managers/Exchanges 1.0%
LPL Holdings, Inc.(d)
09/15/2025	5.750%	5,850,000	5,916,866
Cable and Satellite 1.6%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	5,200,000	5,847,307
Telesat Canada/LLC(d)
11/15/2024	8.875%	3,600,000	3,960,583
Total			9,807,890
Chemicals 0.5%
A. Schulman, Inc.
06/01/2023	6.875%	2,600,000	2,754,588
Consumer Products 1.0%
Mattel, Inc.(d)
12/31/2025	6.750%	5,746,000	5,844,337
Electric 1.0%
Covanta Holding Corp.
07/01/2025	5.875%	5,777,000	5,775,827
Finance Companies 1.7%
Fortress Transportation & Infrastructure Investors LLC(d)
03/15/2022	6.750%	4,250,000	4,386,982
iStar, Inc.
04/01/2022	6.000%	5,757,000	5,799,147
Total			10,186,129
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(d)
04/15/2025	7.500%	2,872,000	2,993,701

4	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(d)
11/01/2026	4.875%	2,800,000	2,800,232
Total			5,793,933
Health Care 1.0%
Quotient Ltd.(a),(c),(d)
10/15/2023	12.000%	1,330,000	1,330,000
Surgery Center Holdings, Inc.(d)
07/01/2025	6.750%	4,800,000	4,525,262
Total			5,855,262
Healthcare Insurance 1.0%
Centene Corp.
01/15/2025	4.750%	5,723,000	5,694,030
Independent Energy 1.7%
Indigo Natural Resources LLC(d)
02/15/2026	6.875%	6,000,000	5,875,794
Stone Energy Corp.
05/31/2022	7.500%	4,169,067	4,221,109
Total			10,096,903
Media and Entertainment 1.4%
Lions Gate Entertainment Corp.(d)
11/01/2024	5.875%	5,150,000	5,397,653
Meredith Corp.(d)
02/01/2026	6.875%	2,900,000	2,988,975
Total			8,386,628
Metals and Mining 1.9%
CONSOL Energy, Inc.(d)
11/15/2025	11.000%	2,800,000	2,997,078
Constellium NV(d)
03/01/2025	6.625%	5,200,000	5,375,744
Warrior Met Coal, Inc.(d)
11/01/2024	8.000%	2,700,000	2,785,366
Total			11,158,188
Midstream 1.4%
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	2,611,000	2,606,728
Summit Midstream Partners LP(f)
Junior Subordinated
12/31/2049	9.500%	5,600,000	5,793,536
Total			8,400,264
Oil Field Services 0.9%
Bristow Group, Inc.(d),(g)
03/01/2023	8.750%	2,900,000	2,943,172
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC(d)
09/15/2024	7.750%	2,600,000	2,712,263
Total			5,655,435
Packaging 2.0%
BWAY Holding Co.(d)
04/15/2025	7.250%	5,600,000	5,789,118
Novolex (d)
01/15/2025	6.875%	5,900,000	5,952,958
Total			11,742,076
Pharmaceuticals 2.4%
AMAG Pharmaceuticals, Inc.(d)
09/01/2023	7.875%	6,000,000	5,920,758
Horizon Pharma, Inc.(d)
11/01/2024	8.750%	2,600,000	2,777,320
Valeant Pharmaceuticals International, Inc.(d)
03/01/2023	5.500%	6,700,000	5,931,939
Total			14,630,017
Restaurants 0.5%
IRB Holding Corp.(d)
02/15/2026	6.750%	2,900,000	2,902,532
Retailers 0.2%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,613,000	1,497,825
Supermarkets 0.6%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	3,841,877
Technology 1.9%
Diebold, Inc.
04/15/2024	8.500%	5,600,000	5,913,477
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(d)
11/30/2024	10.000%	2,450,000	2,713,443
Informatica LLC(d)
07/15/2023	7.125%	2,682,000	2,740,862
Total			11,367,782
Transportation Services 1.2%
Hertz Corp. (The)(d)
06/01/2022	7.625%	2,750,000	2,825,050
Hertz Corp. (The)
10/15/2022	6.250%	4,700,000	4,459,210
Total			7,284,260

Columbia Flexible Capital Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.9%
Frontier Communications Corp.
09/15/2025	11.000%	6,740,000	5,282,489
Total Corporate Bonds & Notes (Cost $163,971,898)			164,924,387

Limited Partnerships 1.5%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	100,000	2,680,000
Total Energy		2,680,000
Industrials 0.4%
Trading Companies & Distributors 0.4%
Fortress Transportation & Infrastructure Investors LLC	155,000	2,531,150
Total Industrials		2,531,150
Utilities 0.6%
Independent Power and Renewable Electricity Producers 0.6%
8Point3 Energy Partners LP	290,000	3,523,500
Total Utilities		3,523,500
Total Limited Partnerships (Cost $9,602,257)		8,734,650

Preferred Debt 1.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.6%
Citigroup Capital XIII(f)
10/30/2040	8.137%	145,000	3,948,350
Finance Companies 0.5%
GMAC Capital Trust I(f)
02/15/2040	7.624%	110,000	2,838,000
Total Preferred Debt (Cost $6,576,284)			6,786,350
Senior Loans 2.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 0.4%
HLF Financing SARL(h),(i)
Term Loan
3-month USD LIBOR + 5.500% 02/15/2023	7.148%	2,359,375	2,372,658
Metals and Mining 0.2%
CONSOL Energy, Inc.(h),(i)
Tranche B Term Loan
3-month USD LIBOR + 6.000% 11/28/2022	7.989%	1,400,000	1,430,338
Oil Field Services 0.9%
EagleClaw Midstream Ventures(h),(i)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	6.039%	5,136,190	5,172,144
Retailers 0.5%
BJ’s Wholesale Club, Inc.(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 4.000% 02/03/2025	9.079%	2,692,000	2,696,334
Total Senior Loans (Cost $11,530,426)			11,671,474

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(b),(c),(j)	11,139	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 2.3%
	Shares	Value ($)
JPMorgan US Government Money Market Fund, Agency Shares 1.183%(k)	13,944,296	13,944,296
Total Money Market Funds (Cost $13,944,296)		13,944,296
Total Investments (Cost: $557,163,658)		592,548,307
Other Assets & Liabilities, Net		3,924,557
Net Assets		596,472,864

6	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $1,330,004, which represents 0.22% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $139,017,956, which represents 23.31% of net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2018, the value of these securities amounted to $1,283,750, which represents 0.22% of net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Represents a security purchased on a when-issued basis.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2018. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement therefore no weighted average coupon rate is disclosed. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Variable rate security.
(j)	Negligible market value.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Flexible Capital Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	15,597,600	—	—	15,597,600
Consumer Staples	18,955,585	—	—	18,955,585
Energy	11,298,550	—	4	11,298,554
Financials	42,566,775	—	—	42,566,775
Health Care	19,809,025	—	—	19,809,025
Industrials	12,199,405	—	—	12,199,405
Information Technology	49,668,005	—	—	49,668,005
Materials	4,171,300	—	—	4,171,300
Real Estate	8,558,950	—	—	8,558,950
Telecommunication Services	7,260,000	—	—	7,260,000
Utilities	12,523,725	—	—	12,523,725
Total Common Stocks	202,608,920	—	4	202,608,924
Convertible Bonds	—	109,288,746	—	109,288,746
Convertible Preferred Stocks
Consumer Staples	—	5,763,555	—	5,763,555
Energy	6,875,850	—	—	6,875,850
Financials	11,751,291	8,535,611	—	20,286,902
Health Care	11,295,500	—	—	11,295,500
Industrials	7,121,050	—	—	7,121,050
Information Technology	5,697,675	2,816,235	—	8,513,910
Materials	—	3,109,500	—	3,109,500
Real Estate	5,931,813	—	—	5,931,813
Utilities	5,691,400	—	—	5,691,400
Total Convertible Preferred Stocks	54,364,579	20,224,901	—	74,589,480
Corporate Bonds & Notes	—	163,594,387	1,330,000	164,924,387
Limited Partnerships
Energy	2,680,000	—	—	2,680,000
Industrials	2,531,150	—	—	2,531,150
Utilities	3,523,500	—	—	3,523,500
Total Limited Partnerships	8,734,650	—	—	8,734,650
Preferred Debt	6,786,350	—	—	6,786,350
Senior Loans	—	11,671,474	—	11,671,474
Warrants
Energy	—	—	0*	0*
Total Warrants	—	—	0*	0*
Money Market Funds	13,944,296	—	—	13,944,296
Total Investments	286,438,795	304,779,508	1,330,004	592,548,307

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
8	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Flexible Capital Income Fund | Quarterly Report 2018	9

Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.4%
Auto Components 1.5%
Adient PLC	17,516	1,087,043
Autoliv, Inc.	13,035	1,869,740
BorgWarner, Inc.	450,483	22,109,706
Gentex Corp.	65,226	1,481,282
Goodyear Tire & Rubber Co. (The)	593,358	17,171,781
Lear Corp.	14,131	2,636,421
Total		46,355,973
Automobiles 0.5%
Ford Motor Co.	599,536	6,361,077
General Motors Co.	215,048	8,462,139
Total		14,823,216
Distributors 0.1%
LKQ Corp.(a)	78,495	3,098,983
Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	54,194	3,626,120
Hyatt Hotels Corp., Class A(a)	6,821	527,059
McDonald’s Corp.	53,224	8,395,554
MGM Resorts International	113,779	3,894,655
Norwegian Cruise Line Holdings Ltd.(a)	64,143	3,649,737
Royal Caribbean Cruises Ltd.	41,219	5,218,325
Total		25,311,450
Household Durables 0.7%
D.R. Horton, Inc.	125,705	5,267,039
Garmin Ltd.	27,676	1,639,526
Lennar Corp., Class A	45,976	2,601,322
Lennar Corp., Class B	2,749	124,695
Mohawk Industries, Inc.(a)	23,737	5,694,031
Newell Brands, Inc.	20,427	524,770
PulteGroup, Inc.	106,054	2,976,936
Toll Brothers, Inc.	16,989	744,628
Whirlpool Corp.	13,613	2,211,160
Total		21,784,107
Internet & Direct Marketing Retail 0.1%
Liberty Interactive Corp., Class A(a)	135,306	3,906,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 5.2%
21st Century Fox, Inc., Class B	218,544	7,959,373
Charter Communications, Inc., Class A(a)	87,480	29,912,036
Comcast Corp., Class A	1,741,326	63,053,415
Discovery Communications, Inc., Class A(a)	20,750	504,640
Discovery Communications, Inc., Class C(a)	40,283	925,703
Liberty Braves Group, Class A(a)	1,225	28,077
Liberty Braves Group, Class C(a)	2,489	57,147
Liberty Broadband Corp., Class A(a)	3,332	291,150
Liberty Broadband Corp., Class C(a)	16,915	1,486,490
Liberty Media Group LLC, Class C(a)	1,007	33,161
Liberty SiriusXM Group, Class A(a)	5,812	243,813
Liberty SiriusXM Group, Class C(a)	11,835	494,230
Madison Square Garden Co. (The), Class A(a)	175	42,735
News Corp., Class A	33,401	538,758
News Corp., Class B	22,496	368,934
TEGNA, Inc.	395,640	5,087,930
Time Warner, Inc.	227,949	21,190,139
Viacom, Inc., Class B	92,419	3,081,250
Walt Disney Co. (The)	210,799	21,746,025
Total		157,045,006
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	12,480	1,280,947
Kohl’s Corp.	54,352	3,592,124
Macy’s, Inc.	82,725	2,432,942
Target Corp.	41,930	3,161,941
Total		10,467,954
Specialty Retail 1.9%
Advance Auto Parts, Inc.	3,596	410,843
AutoNation, Inc.(a)	11,077	556,176
Best Buy Co., Inc.	848	61,429
Foot Locker, Inc.	24,551	1,127,136
Home Depot, Inc. (The)	131,614	23,989,284
TJX Companies, Inc. (The)	374,754	30,984,661
Total		57,129,529

Multi-Manager Value Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.2%
Hanesbrands, Inc.	532,301	10,326,639
PVH Corp.	21,915	3,161,896
Ralph Lauren Corp.	13,623	1,441,858
Skechers U.S.A., Inc., Class A(a)	9,653	395,001
VF Corp.	285,613	21,298,162
Total		36,623,556
Total Consumer Discretionary		376,546,058
Consumer Staples 9.1%
Beverages 2.0%
Coca-Cola European Partners PLC	96,677	3,675,659
Molson Coors Brewing Co., Class B	233,855	17,831,444
PepsiCo, Inc.	340,290	37,340,022
Total		58,847,125
Food & Staples Retailing 1.5%
CVS Health Corp.	253,160	17,146,527
Safeway, Inc. PDC CVR(a),(b),(c)	60,717	18
U.S. Foods Holding Corp.(a)	49,932	1,667,229
Walgreens Boots Alliance, Inc.	95,694	6,592,360
Walmart, Inc.	232,784	20,952,888
Total		46,359,022
Food Products 1.3%
Archer-Daniels-Midland Co.	48,039	1,994,579
Bunge Ltd.	42,296	3,190,387
General Mills, Inc.	123,675	6,251,771
Ingredion, Inc.	13,274	1,734,116
JM Smucker Co. (The)	34,737	4,387,283
Kellogg Co.	136,741	9,052,254
Kraft Heinz Co. (The)	32,554	2,182,746
Mondelez International, Inc., Class A	162,660	7,140,774
Pinnacle Foods, Inc.	14,551	785,172
Post Holdings, Inc.(a)	15,296	1,159,131
Seaboard Corp.	3	12,156
Tyson Foods, Inc., Class A	33,992	2,528,325
Total		40,418,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.0%
Kimberly-Clark Corp.	259,477	28,781,189
Procter & Gamble Co. (The)	418,114	32,830,311
Spectrum Brands Holdings, Inc.	456	45,012
Total		61,656,512
Personal Products 0.3%
Coty, Inc., Class A	446,040	8,617,493
Tobacco 2.0%
Altria Group, Inc.	185,531	11,679,176
Philip Morris International, Inc.	483,512	50,067,668
Total		61,746,844
Total Consumer Staples		277,645,690
Energy 7.6%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	33,650	888,360
Helmerich & Payne, Inc.	15,632	1,009,046
National Oilwell Varco, Inc.	47,100	1,652,739
Schlumberger Ltd.	70,942	4,656,633
TechnipFMC PLC	50,538	1,456,505
Total		9,663,283
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	51,752	2,951,934
Andeavor	48,244	4,323,627
Antero Resources Corp.(a)	67,607	1,271,688
Apache Corp.	19,163	654,416
Chevron Corp.	357,120	39,968,870
Cimarex Energy Co.	252,773	24,288,958
Concho Resources, Inc.(a)	24,045	3,625,986
ConocoPhillips	95,324	5,177,046
Devon Energy Corp.	783,120	24,018,290
Diamondback Energy, Inc.(a)	16,939	2,111,277
Exxon Mobil Corp.	744,187	56,364,723
Hess Corp.	30,985	1,407,339
HollyFrontier Corp.	22,389	958,921
Kinder Morgan, Inc.	217,794	3,528,263
Marathon Oil Corp.	150,459	2,184,665
Marathon Petroleum Corp.	79,833	5,114,102
Murphy Oil Corp.	10,327	261,789

2	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Noble Energy, Inc.	42,972	1,281,855
Occidental Petroleum Corp.	128,570	8,434,192
Phillips 66	33,099	2,991,157
Pioneer Natural Resources Co.	5,591	951,756
Suncor Energy, Inc.	254,238	8,369,515
Targa Resources Corp.	29,427	1,313,916
Valero Energy Corp.	170,919	15,454,496
Williams Companies, Inc. (The)	110,828	3,076,585
Total		220,085,366
Total Energy		229,748,649
Financials 23.7%
Banks 11.6%
Bank of America Corp.	960,216	30,822,934
Bank of the Ozarks	2,170	108,261
BB&T Corp.	215,367	11,705,196
BOK Financial Corp.	3,776	356,643
CIT Group, Inc.	17,609	934,157
Citigroup, Inc.	753,156	56,855,746
Citizens Financial Group, Inc.	34,678	1,508,146
Fifth Third Bancorp	143,789	4,752,226
First Republic Bank	138,573	12,859,574
Huntington Bancshares, Inc.	164,915	2,589,166
JPMorgan Chase & Co.	966,187	111,594,599
KeyCorp	89,398	1,888,980
M&T Bank Corp.	7,614	1,445,442
PacWest Bancorp	18,961	988,627
People’s United Financial, Inc.	32,144	615,236
PNC Financial Services Group, Inc. (The)	265,181	41,808,437
Prosperity Bancshares, Inc.	809	60,675
Regions Financial Corp.	258,441	5,016,340
SunTrust Banks, Inc.	49,989	3,491,232
U.S. Bancorp	170,271	9,255,932
Wells Fargo & Co.	903,345	52,764,381
Zions Bancorporation	31,670	1,740,900
Total		353,162,830
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	173,316	9,884,212
BlackRock, Inc.	25,285	13,892,338
CME Group, Inc.	93,705	15,570,023
Franklin Resources, Inc.	266,433	10,302,964
Goldman Sachs Group, Inc. (The)	36,701	9,649,794
Invesco Ltd.	121,615	3,957,352
Janus Henderson Group PLC	19,821	700,474
Morgan Stanley	527,114	29,528,926
Northern Trust Corp.	81,582	8,637,086
State Street Corp.	10,939	1,161,175
T. Rowe Price Group, Inc.	74,842	8,374,820
Total		111,659,164
Consumer Finance 1.7%
Ally Financial, Inc.	132,252	3,689,831
Capital One Financial Corp.	77,075	7,547,955
Discover Financial Services	499,036	39,339,008
Santander Consumer USA Holdings, Inc.	43,302	707,987
Synchrony Financial	1,900	69,141
Total		51,353,922
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	143,493	29,731,749
Leucadia National Corp.	36,036	864,504
Voya Financial, Inc.	13,907	709,535
Total		31,305,788
Insurance 5.7%
Aflac, Inc.	41,263	3,667,455
Alleghany Corp.(a)	1,896	1,149,260
Allstate Corp. (The)	56,425	5,205,771
American Financial Group, Inc.	14,198	1,601,534
American International Group, Inc.	69,629	3,992,527
Assurant, Inc.	7,704	658,461
Athene Holding Ltd., Class A(a)	2,022	95,459
Axis Capital Holdings Ltd.	4,548	224,398
Brighthouse Financial, Inc.(a)	187,699	10,186,425
Chubb Ltd.	123,252	17,491,924
CNA Financial Corp.	3,492	178,302
Everest Re Group Ltd.	5,663	1,360,479

Multi-Manager Value Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First American Financial Corp.	1,483	86,059
Hartford Financial Services Group, Inc. (The)	321,185	16,974,627
Lincoln National Corp.	28,819	2,195,143
Loews Corp.	408,506	20,151,601
Marsh & McLennan Companies, Inc.	391,002	32,460,986
MetLife, Inc.	752,428	34,754,649
Old Republic International Corp.	38,573	772,617
Principal Financial Group, Inc.	48,902	3,048,062
Prudential Financial, Inc.	32,896	3,497,503
Reinsurance Group of America, Inc.	9,990	1,536,362
RenaissanceRe Holdings Ltd.	6,119	784,945
Travelers Companies, Inc. (The)	44,723	6,216,497
Unum Group	45,474	2,317,355
WR Berkley Corp.	16,629	1,137,091
Xl Group Ltd.	35,614	1,506,828
Total		173,252,320
Thrifts & Mortgage Finance —%
MGIC Investment Corp.(a)	16,754	231,038
New York Community Bancorp, Inc.	60,234	820,387
Total		1,051,425
Total Financials		721,785,449
Health Care 12.2%
Biotechnology 0.4%
AbbVie, Inc.	76,829	8,899,103
Gilead Sciences, Inc.	52,300	4,117,579
United Therapeutics Corp.(a)	3,658	423,779
Total		13,440,461
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	883,777	53,318,266
Danaher Corp.	68,263	6,674,756
Dentsply Sirona, Inc.	13,803	773,796
Medtronic PLC	501,822	40,090,560
STERIS PLC	10,595	967,324
Zimmer Biomet Holdings, Inc.	16,199	1,883,134
Total		103,707,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.3%
Aetna, Inc.	220,117	38,973,916
Anthem, Inc.	47,730	11,234,687
Cardinal Health, Inc.	44,965	3,112,028
Centene Corp.(a)	54,588	5,536,315
CIGNA Corp.	12,750	2,497,597
DaVita, Inc.(a)	55,893	4,025,414
Express Scripts Holding Co.(a)	93,588	7,061,215
Humana, Inc.	22,483	6,111,329
Laboratory Corp. of America Holdings(a)	23,801	4,110,433
McKesson Corp.	27,224	4,062,638
Mednax, Inc.(a)	12,495	686,975
Quest Diagnostics, Inc.	40,854	4,210,005
UnitedHealth Group, Inc.	26,659	6,029,199
Universal Health Services, Inc., Class B	9,871	1,127,268
Total		98,779,019
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A(a)	2,096	566,004
IQVIA Holdings, Inc.(a)	38,391	3,774,987
PerkinElmer, Inc.	3,661	279,480
Thermo Fisher Scientific, Inc.	120,372	25,107,192
Total		29,727,663
Pharmaceuticals 4.1%
Allergan PLC	17,740	2,735,863
Bristol-Myers Squibb Co.	59,802	3,958,892
Eli Lilly & Co.	45,234	3,483,923
Johnson & Johnson	254,076	32,999,391
Merck & Co., Inc.	299,260	16,225,877
Mylan NV(a)	73,456	2,961,746
Perrigo Co. PLC	23,955	1,951,374
Pfizer, Inc.	1,670,453	60,654,149
Total		124,971,215
Total Health Care		370,626,194

4	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.9%
Aerospace & Defense 3.2%
Arconic, Inc.	83,948	2,047,492
Boeing Co. (The)	33,041	11,967,781
General Dynamics Corp.	78,500	17,462,325
L3 Technologies, Inc.	14,104	2,927,285
Lockheed Martin Corp.	63,540	22,394,037
Orbital ATK, Inc.	5,868	774,928
Rockwell Collins, Inc.	15,009	2,067,039
Textron, Inc.	83,529	4,999,211
United Technologies Corp.	247,763	33,383,587
Total		98,023,685
Air Freight & Logistics 0.1%
FedEx Corp.	7,887	1,943,436
XPO Logistics, Inc.(a)	19,958	1,964,466
Total		3,907,902
Airlines 1.0%
Delta Air Lines, Inc.	115,262	6,212,622
JetBlue Airways Corp.(a)	87,816	1,848,527
United Continental Holdings, Inc.(a)	336,332	22,799,946
Total		30,861,095
Building Products 0.3%
Johnson Controls International PLC	141,936	5,233,180
Owens Corning	33,280	2,705,664
USG Corp.(a)	4,719	157,709
Total		8,096,553
Commercial Services & Supplies 0.5%
Republic Services, Inc.	64,551	4,336,536
Stericycle, Inc.(a)	1,347	84,417
Waste Management, Inc.	107,320	9,263,862
Total		13,684,815
Construction & Engineering 0.1%
AECOM (a)	23,979	851,494
Fluor Corp.	39,096	2,224,563
Jacobs Engineering Group, Inc.	14,126	862,534
Quanta Services, Inc.(a)	16,978	584,722
Total		4,523,313
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.2%
Eaton Corp. PLC	71,605	5,778,523
Industrial Conglomerates 1.6%
3M Co.	55,127	12,982,960
Carlisle Companies, Inc.	14,131	1,454,221
General Electric Co.	35,157	496,065
Honeywell International, Inc.	215,350	32,541,539
Total		47,474,785
Machinery 2.4%
AGCO Corp.	17,365	1,156,509
Colfax Corp.(a)	583	18,534
Cummins, Inc.	43,276	7,277,725
Dover Corp.	26,452	2,647,845
Flowserve Corp.	9,789	414,564
Ingersoll-Rand PLC	100,231	8,900,513
Oshkosh Corp.	16,789	1,325,156
PACCAR, Inc.	41,041	2,938,125
Parker-Hannifin Corp.	158,513	28,289,815
Pentair PLC	52,184	3,584,519
Snap-On, Inc.	15,324	2,439,887
Stanley Black & Decker, Inc.	82,936	13,202,582
Trinity Industries, Inc.	4,706	153,604
Wabtec Corp.	3,697	300,714
Total		72,650,092
Professional Services 0.5%
ManpowerGroup, Inc.	16,957	2,008,726
Nielsen Holdings PLC	21,265	693,877
Verisk Analytics, Inc.(a)	133,126	13,604,146
Total		16,306,749
Road & Rail 1.0%
AMERCO	1,362	468,528
Genesee & Wyoming, Inc., Class A(a)	1,322	91,918
Kansas City Southern	30,070	3,098,413
Knight-Swift Transportation Holdings, Inc.	24,792	1,193,983
Norfolk Southern Corp.	48,069	6,685,436
Union Pacific Corp.	139,799	18,208,820
Total		29,747,098

Multi-Manager Value Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure —%
Macquarie Infrastructure Corp.	9,161	371,020
Total Industrials		331,425,630
Information Technology 14.5%
Communications Equipment 2.0%
Arris International PLC(a)	36,640	934,320
Cisco Systems, Inc.	1,089,689	48,796,273
EchoStar Corp., Class A(a)	1,194	69,276
Juniper Networks, Inc.	405,468	10,404,309
Total		60,204,178
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.(a)	25,533	2,082,982
Avnet, Inc.	16,962	724,277
Corning, Inc.	130,168	3,785,285
Dolby Laboratories, Inc., Class A	7,181	463,534
Flex Ltd.(a)	129,508	2,344,095
Jabil, Inc.	14,854	402,395
SYNNEX Corp.	4,109	508,078
TE Connectivity Ltd.	26,233	2,704,360
Total		13,015,006
Internet Software & Services 1.1%
Alphabet, Inc., Class A(a)	31,009	34,231,455
IT Services 1.5%
Accenture PLC, Class A	36,549	5,884,754
Amdocs Ltd.	38,772	2,550,810
Automatic Data Processing, Inc.	96,030	11,074,180
DXC Technology Co.	26,090	2,675,269
Fidelity National Information Services, Inc.	42,434	4,123,736
Leidos Holdings, Inc.	21,157	1,339,450
Worldpay, Inc., Class A(a)	236,765	19,244,259
Total		46,892,458
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	12,275	1,106,591
Broadcom Ltd.	50,618	12,475,312
Intel Corp.	1,141,268	56,253,100
KLA-Tencor Corp.	50,050	5,671,166
Lam Research Corp.	11,837	2,271,047
Marvell Technology Group Ltd.	49,025	1,151,597
Common Stocks (continued)
Issuer	Shares	Value ($)
Micron Technology, Inc.(a)	291,924	14,248,810
Microsemi Corp.(a)	4,395	285,236
NVIDIA Corp.	12,825	3,103,650
ON Semiconductor Corp.(a)	19,126	457,494
Qorvo, Inc.(a)	13,652	1,101,853
QUALCOMM, Inc.	171,149	11,124,685
Texas Instruments, Inc.	213,881	23,174,006
Total		132,424,547
Software 2.8%
CA, Inc.	127,140	4,462,614
Dell Technologies, Inc. - VMware, Inc., Class V(a)	2,749	204,223
Microsoft Corp.	865,623	81,169,469
SS&C Technologies Holdings, Inc.	5,346	264,734
Synopsys, Inc.(a)	1,588	134,456
Total		86,235,496
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	317,816	56,609,386
Hewlett Packard Enterprise Co.	289,569	5,383,087
HP, Inc.	43,949	1,027,967
Western Digital Corp.	47,897	4,168,955
Xerox Corp.	56,287	1,706,622
Total		68,896,017
Total Information Technology		441,899,157
Materials 3.6%
Chemicals 2.5%
Albemarle Corp.	18,705	1,878,543
Ashland Global Holdings, Inc.	12,534	887,658
Axalta Coating Systems Ltd.(a)	425,254	13,097,823
CF Industries Holdings, Inc.	54,466	2,246,178
DowDuPont, Inc.	258,966	18,205,310
Eastman Chemical Co.	152,278	15,392,260
LyondellBasell Industries NV, Class A	37,357	4,042,775
Mosaic Co. (The)	47,535	1,251,121
Olin Corp.	25,693	835,023
Praxair, Inc.	104,338	15,624,615
Valvoline, Inc.	38,950	892,344
Westlake Chemical Corp.	8,702	942,079
Total		75,295,729

6	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	11,209	2,285,851
Vulcan Materials Co.	9,316	1,096,773
Total		3,382,624
Containers & Packaging 0.3%
International Paper Co.	36,895	2,198,573
Sonoco Products Co.	95,768	4,593,991
WestRock Co.	48,402	3,182,916
Total		9,975,480
Metals & Mining 0.7%
Alcoa Corp.(a)	49,782	2,238,697
Freeport-McMoRan, Inc.(a)	153,381	2,852,887
Newmont Mining Corp.	59,072	2,256,550
Nucor Corp.	103,200	6,749,280
Reliance Steel & Aluminum Co.	17,060	1,538,300
Royal Gold, Inc.	7,592	613,206
Steel Dynamics, Inc.	61,394	2,839,472
United States Steel Corp.	44,218	1,923,925
Total		21,012,317
Total Materials		109,666,150
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	18,897	2,632,919
AvalonBay Communities, Inc.	8,790	1,371,416
Crown Castle International Corp.	42,163	4,640,460
Digital Realty Trust, Inc.	54,546	5,489,510
Duke Realty Corp.	95,008	2,353,348
Equity LifeStyle Properties, Inc.	26,722	2,260,948
Essex Property Trust, Inc.	10,929	2,446,238
Public Storage	34,630	6,733,457
Total		27,928,296
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	11,006	1,767,673
Total Real Estate		29,695,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,446,773	52,517,860
CenturyLink, Inc.	215,609	3,809,811
Total		56,327,671
Wireless Telecommunication Services 0.1%
Sprint Corp.(a)	125,862	653,224
T-Mobile U.S.A., Inc.(a)	40,787	2,472,100
Total		3,125,324
Total Telecommunication Services		59,452,995
Utilities 1.2%
Electric Utilities 0.6%
American Electric Power Co., Inc.	99,765	6,542,589
Eversource Energy	82,637	4,710,309
NextEra Energy, Inc.	41,351	6,291,554
Total		17,544,452
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp.(a)	66,638	1,014,231
NRG Energy, Inc.	41,641	1,076,836
Total		2,091,067
Multi-Utilities 0.5%
CMS Energy Corp.	126,377	5,364,704
Dominion Energy, Inc.	55,536	4,113,551
WEC Energy Group, Inc.	112,189	6,722,365
Total		16,200,620
Total Utilities		35,836,139
Total Common Stocks (Cost $2,493,855,593)		2,984,328,080

Exchange-Traded Funds 0.2%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	22,442	6,096,369
Total Exchange-Traded Funds (Cost $4,849,778)		6,096,369

Multi-Manager Value Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(d),(e)	41,692,181	41,688,012
Total Money Market Funds (Cost $41,688,012)		41,688,012
Total Investments (Cost: $2,540,393,383)		3,032,112,461
Other Assets & Liabilities, Net		8,660,921
Net Assets		3,040,773,382
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $18, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	30,393,665	485,345,687	(474,047,171)	41,692,181	11,686	—	379,936	41,688,012
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
8	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	376,546,058	—	—	—	376,546,058
Consumer Staples	277,645,672	—	18	—	277,645,690
Energy	229,748,649	—	—	—	229,748,649
Financials	721,785,449	—	—	—	721,785,449
Health Care	370,626,194	—	—	—	370,626,194
Industrials	331,425,630	—	—	—	331,425,630
Information Technology	441,899,157	—	—	—	441,899,157
Materials	109,666,150	—	—	—	109,666,150
Real Estate	29,695,969	—	—	—	29,695,969
Telecommunication Services	59,452,995	—	—	—	59,452,995
Utilities	35,836,139	—	—	—	35,836,139
Total Common Stocks	2,984,328,062	—	18	—	2,984,328,080
Exchange-Traded Funds	6,096,369	—	—	—	6,096,369
Money Market Funds	—	—	—	41,688,012	41,688,012
Total Investments	2,990,424,431	—	18	41,688,012	3,032,112,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Multi-Manager Value Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 17.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	4,250,000	4,291,858
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	1,900,000	1,918,532
Hertz Vehicle Financing II LP(a)
Subordinated Series 2016-3A Class D
07/25/2020	5.410%	4,750,000	4,778,330
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	2,000,000	1,987,832
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.995%	2,000,000	2,063,604
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	7.735%	3,750,000	3,806,764
Prosper Marketplace Issuance Trust(a)
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,500,000	4,602,275
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	5,000,000	5,055,358
RR 1 LLC(a),(b)
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.222%	5,000,000	5,115,195
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	7	3,640,000
Series 2016-A Class RIO
01/25/2038	0.000%	6	1,500,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	3,540,000
Series 2016-B Class RC
04/25/2037	0.000%	3	1,290,000
Series 2017-A Class R
03/26/2040	0.000%	25,000	1,675,000
Total Asset-Backed Securities — Non-Agency (Cost $47,018,768)			45,264,748

Commercial Mortgage-Backed Securities - Non-Agency 18.8%

CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	4.588%	5,000,000	5,037,490
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,000,320
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	6,000,000	4,925,670
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	6,464,209
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	4,000,000	4,055,720
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	8,100,000	8,088,218
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.338%	500,000	502,901
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	6.338%	1,000,000	1,008,038
Subordinated, Series 2015-SFR1 Class E
1-month USD LIBOR + 4.200% 03/17/2032	5.788%	3,000,000	3,014,848
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	570,718	570,718
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.409%	10,000,000	9,950,620
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $47,071,308)			47,618,752

Residential Mortgage-Backed Securities - Agency 26.3%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	4.313%	13,759,211	1,767,343
CMO Series 3957 Class WS
1-month USD LIBOR + 6.550% 11/15/2041	4.963%	5,470,369	661,555
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	4.463%	3,308,025	546,533
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.513%	2,030,751	196,343
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	4.313%	2,784,098	514,358

Columbia Mortgage Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.383%	6,699,592	1,129,411
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	4.363%	6,011,327	1,012,876
Federal Home Loan Mortgage Corp.(h)
CMO Series 4098 Class AI
05/15/2039	3.500%	10,929,366	1,178,956
CMO Series 4121 Class IA
01/15/2041	3.500%	1,596,968	209,446
CMO Series 4213 Class DI
06/15/2038	3.500%	7,488,575	781,320
CMO Series 4215 Class IL
07/15/2041	3.500%	8,425,772	990,242
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	8,428,143	1,945,484
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.465%	5,793,776	354,480
Federal National Mortgage Association(i)
03/13/2048	4.000%	45,000,000	46,085,449
Federal National Mortgage Association(h)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	4,507,734	612,258
CMO Series 2012-152 Class EI
07/25/2031	3.000%	11,239,860	1,064,215
CMO Series 2012-96 Class CI
04/25/2039	3.500%	4,297,319	433,036
CMO Series 2013-117 Class AI
04/25/2036	3.500%	3,279,917	164,602
CMO Series 2013-118 Class AI
09/25/2038	4.000%	3,886,341	309,291
CMO Series 2013-31 Class IH
02/25/2043	3.500%	8,419,377	1,150,390
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.279%	4,863,129	882,446
CMO Series 2013-97 Class SB
1-month USD LIBOR + 6.100% 06/25/2032	4.479%	2,327,263	207,891
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.529%	3,267,615	563,284
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.379%	4,771,927	853,101
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g),(h)
CMO Series 2016-62 Class AS
09/25/2046	1.517%	22,842,940	921,626
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	11,047,550	1,817,941
Government National Mortgage Association(b),(h)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.606%	2,415,096	476,514
Total Residential Mortgage-Backed Securities - Agency (Cost $71,877,583)			66,830,391

Residential Mortgage-Backed Securities - Non-Agency 48.5%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	2,692,027	2,708,880
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A2
07/25/2046	5.000%	1,328,383	1,304,443
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	5,002,989
Angel Oak Mortgage Trust LLC(a)
CMO Series 2015-1
11/25/2045	4.500%	167,799	166,987
11/25/2045	5.500%	3,500,000	3,488,320
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	2,500,000	2,536,015
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.578%	1,572,151	1,573,596
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.700%	92,553	92,220
BCAP LLC Trust(a),(b)
CMO Series 2011-RR5 Class 11A4
1-month USD LIBOR + 0.150% 05/28/2036	1.711%	2,392,108	2,361,906
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2B
1-month USD LIBOR + 6.500% 04/25/2026	8.121%	3,554,853	3,621,435
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	3.507%	724,152	727,606
CMO Series 2014-11 Class 5A2
11/25/2036	9.378%	1,589,159	1,628,302
CMO Series 2015-A Class B3
06/25/2058	4.500%	4,020,515	3,859,408

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	61,580,553	1,461,448
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	9,520,877	56,488
COLT LLC(a),(b),(d),(e)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.371%	268,178	267,776
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	3,000,000	2,892,205
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.084%	2,447,146	2,406,279
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	261,672	261,078
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	3,331,240	3,359,678
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	7,332	7,314
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/2037	3.250%	1,978,394	1,949,462
Deephaven Residential Mortgage Trust(a),(d),(e)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	1,491,454	1,495,183
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	2,021,263
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	2,959,000	2,959,337
CMO Series 2018-1A Class M1
12/25/2057	3.939%	2,000,000	2,000,361
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2017-1 Class M1
10/25/2047	4.077%	6,568,000	6,568,393
GCAT (a)
CMO Series 2017-1 Class A2
03/25/2047	3.375%	782,878	778,886
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	4,939,342	4,883,575
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	223,801	223,391
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	11,000,000	10,250,217
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.268%	15,236,738	704,478
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	9,615,037	9,565,720
NRZ Excess Spread-Collateralized Notes(a),(e)
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	2,500,000	2,499,953
Oaktown Re Ltd.(a),(b),(d),(e)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.871%	2,886,939	2,894,157
PNMAC GMSR Issuer Trust(a),(b),(d),(e)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.621%	3,700,000	3,709,250
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	2.850%	8,000,000	7,999,864
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	12,000,000	11,632,418
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,953,414
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	1,973,016	1,970,275
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,011,126	990,122
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	2,277,466	2,280,415
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $123,254,212)			123,114,507

Options Purchased Calls 0.0%
Value ($)
(Cost $198,750)	7

Options Purchased Puts 0.7%

(Cost $1,063,750)	1,745,490

Columbia Mortgage Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(j),(k)	10,778,134	10,777,056
Total Money Market Funds (Cost $10,777,056)		10,777,056
Total Investments (Cost: $301,261,427)		295,350,951
Other Assets & Liabilities, Net		(41,538,338)
Net Assets		253,812,613
At February 28, 2018, securities and/or cash totaling $6,109,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	26	06/2018	USD	3,765,193	9,889	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(121)	06/2018	USD	(14,587,612)	—	(13,803)
U.S. Treasury 5-Year Note	(908)	06/2018	USD	(103,500,287)	145,062	—
Total					145,062	(13,803)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	75,000,000	75,000,000	1.50	03/2018	198,750	7

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	37,000,000	37,000,000	2.85	01/2021	1,063,750	1,745,490

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000,000)	(100,000,000)	3.00	05/2018	(700,000)	(673,110)

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	2,300,000	(351,131)	767	—	(162,656)	—	(187,708)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	2,700,000	(412,197)	900	—	(190,728)	—	(220,569)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	4,750,000	(725,162)	1,584	—	(488,788)	—	(234,790)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	7.195%	USD	4,750,000	(725,162)	1,584	—	(416,797)	—	(306,781)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.554%	USD	2,000,000	(199,969)	666	—	(201,606)	2,303	—
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.719%	USD	2,000,000	(244,830)	667	—	(170,231)	—	(73,932)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	5.719%	USD	2,550,000	(312,158)	850	—	(249,383)	—	(61,925)
Total									7,018	—	(1,880,189)	2,303	(1,085,705)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $215,998,007, which represents 85.10% of net assets.
(b)	Variable rate security.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2018, the value of these securities amounted to $28,011,230, which represents 11.04% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2018.
Columbia Mortgage Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	10,855,633	260,690,824	(260,768,323)	10,778,134	(332)	(42)	122,166	10,777,056
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
6	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	33,619,748	11,645,000	—	45,264,748
Commercial Mortgage-Backed Securities - Non-Agency	—	47,618,752	—	—	47,618,752
Residential Mortgage-Backed Securities - Agency	—	66,830,391	—	—	66,830,391
Residential Mortgage-Backed Securities - Non-Agency	—	104,248,324	18,866,183	—	123,114,507
Options Purchased Calls	—	7	—	—	7
Options Purchased Puts	—	1,745,490	—	—	1,745,490
Money Market Funds	—	—	—	10,777,056	10,777,056
Total Investments	—	254,062,712	30,511,183	10,777,056	295,350,951
Derivatives
Asset
Futures Contracts	154,951	—	—	—	154,951
Options Contracts Written	—	(673,110)	—	—	(673,110)
Swap Contracts	—	2,303	—	—	2,303
Liability
Futures Contracts	(13,803)	—	—	—	(13,803)
Swap Contracts	—	(1,085,705)	—	—	(1,085,705)
Total	141,148	252,306,200	30,511,183	10,777,056	293,735,587
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2018 ($)
Asset-Backed Securities — Non-Agency	14,883,000	-	-	(3,238,000)	-	-	-	-	11,645,000
Residential Mortgage-Backed Securities — Non-Agency	29,906,409	1	18,708	(43,150)	14,199,953	(15,014,338)	-	(10,201,400)	18,866,183
Total	44,789,409	1	18,708	(3,281,150)	14,199,953	(15,014,338)	-	(10,201,400)	30,511,183
Columbia Mortgage Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2018 was $(3,262,754), which is comprised of Asset-Backed Securities — Non-Agency of $(3,238,000) and Residential Mortgage-Backed Securities — Non-Agency of $(24,754).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
8	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 20, 2018

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date April 20, 2018